Voya Emerging Markets Index Portfolio	PORTFOLIO OF INVESTMENTS
as of March 31, 2020 (Unaudited)

Shares			Value	Percentage of Net Assets
COMMON STOCK: 93.6%
		Argentina: 0.1%
4,482		Banco Macro SA ADR	$ 76,104	0.0
3,469	(1)	Globant SA	304,856	0.1
10,033		Grupo Financiero Galicia SA ADR	70,733	0.0
8,132		Telecom Argentina SA ADR	74,977	0.0
16,843		YPF SA ADR	70,235	0.0
			596,905	0.1

		Brazil: 3.3%
469,600		Ambev SA	1,073,661	0.2
42,000		Atacadao Distribuicao Comercio e Industria Ltd.	165,216	0.0
21,293	(1)	B2W Cia Digital	196,084	0.0
203,569		B3 SA - Brasil Bolsa Balcao	1,395,886	0.3
122,344		Banco Bradesco SA	444,772	0.1
24,000		Banco BTG Pactual SA	155,378	0.0
86,400		Banco do Brasil S.A.	461,423	0.1
41,900		Banco Santander Brasil SA	217,721	0.1
70,700		BB Seguridade Participacoes SA	341,520	0.1
80,233		BR Malls Participacoes SA	152,557	0.0
55,100	(1)	BRF - Brasil Foods SA	160,122	0.0
26,026		Centrais Eletricas Brasileiras SA	119,509	0.0
16,600		Cia Brasileira de Distribuicao	208,103	0.1
123,800		CCR SA	283,524	0.1
33,100		Cia de Saneamento Basico do Estado de Sao Paulo	247,736	0.1
62,300		Cia Siderurgica Nacional S.A.	84,288	0.0
117,456		Cielo SA	101,495	0.0
174,929		Cogna Educacao	138,028	0.0
16,600		Cosan SA	171,747	0.0
68,500	(1)	Embraer SA	125,765	0.0
16,400		Energisa SA	120,599	0.0
21,050		Engie Brasil Energia SA	159,614	0.0
86,500		Equatorial Energia SA	290,492	0.1
18,700	(2)	Hapvida Participacoes e Investimentos SA	152,843	0.0
36,900		Hypera S.A.	205,162	0.0
68,777		IRB Brasil Resseguros S/A	128,392	0.0
109,400		JBS SA	428,243	0.1
68,400		Klabin SA	213,515	0.1
60,389		Localiza Rent a Car SA	305,310	0.1
80,276		Lojas Renner SA	519,250	0.1
73,865		Magazine Luiza SA	559,805	0.1
29,400		Multiplan Empreendimentos Imobiliarios SA	109,484	0.0
64,435		Natura & Co. Holding SA	322,293	0.1
47,800		Notre Dame Intermedica Participacoes SA	410,837	0.1
70,323		Petrobras Distribuidora SA	213,022	0.1
370,098		Petroleo Brasileiro SA	1,010,698	0.2
9,800		Porto Seguro SA	83,551	0.0
23,300		Raia Drogasil SA	454,243	0.1
110,900	(1)	Rumo SA	420,029	0.1
26,086		Sul America SA	170,841	0.0
53,644		Suzano SA	370,318	0.1
87,900		Tim Participacoes SA	212,641	0.1
71,700		Ultrapar Participacoes SA	174,003	0.0
314,674		Vale SA	2,616,177	0.5
83,954		Weg S.A.	540,617	0.1
			16,436,514	3.3

		Chile: 0.6%
259,786		Aguas Andinas SA	76,488	0.0
4,774,267		Banco de Chile	385,444	0.1
5,064		Banco de Credito e Inversiones SA	171,581	0.0
6,495,500		Banco Santander Chile	250,440	0.1
138,092		Cencosud SA	143,611	0.0
15,875		Cia Cervecerias Unidas SA	108,877	0.0
820,427		Colbun SA	89,146	0.0
15,533	(1)	Empresa Nacional de Telecomunicaciones SA	65,696	0.0
109,716		Empresas CMPC SA	234,456	0.1
38,763		Empresas COPEC SA	221,921	0.1
3,746,850		Enel Americas SA	457,905	0.1
2,759,744		Enel Chile SA	187,014	0.1
14,471,049		Itau CorpBanca	37,518	0.0
24,007		Latam Airlines Group SA	61,707	0.0
74,315		SACI Falabella	163,755	0.0
			2,655,559	0.6

		China: 39.0%
8,400		360 Security Technology, Inc. - A Shares	22,112	0.0
128,000	(1),(2)	3SBio, Inc.	131,680	0.0
2,697	(1)	51job, Inc. ADR	165,569	0.0
9,651	(1)	58.com, Inc. ADR	470,197	0.1
71,000		AAC Technologies Holdings, Inc.	362,066	0.1
19,200		AECC Aviation Power Co. Ltd. - A Shares	56,899	0.0
140,000		Agile Group Holdings, Ltd.	149,915	0.0
425,100		Agricultural Bank of China Ltd. - A Shares	201,336	0.1
2,916,000		Agricultural Bank of China Ltd. - H Shares	1,164,256	0.3
19,400		Aier Eye Hospital Group Co. Ltd. - A Shares	106,456	0.0
204,000		Air China Ltd. - H Shares	130,224	0.0
12,300		Aisino Corp. - A Shares	32,770	0.0
172,964	(1)	Alibaba Group Holding Ltd. ADR	33,638,039	6.8
358,000	(1)	Alibaba Health Information Technology Ltd.	588,308	0.1
1,470,000	(1)	Alibaba Pictures Group Ltd.	187,711	0.1

Voya Emerging Markets Index Portfolio	PORTFOLIO OF INVESTMENTS
as of March 31, 2020 (Unaudited) (Continued)

Shares			Value	Percentage of Net Assets
COMMON STOCK: (continued)
		China: (continued)
42,750	(2)	A-Living Services Co. Ltd.	$ 205,021	0.1
71,000	(1)	Aluminum Corp. of China Ltd. - A Shares	28,543	0.0
406,000	(1)	Aluminum Corp. of China Ltd. - H Shares	79,742	0.0
58,100		Angang Steel Co. Ltd. - A Shares	21,879	0.0
22,400		Anhui Conch Cement Co., Ltd. - A Shares	171,542	0.1
123,500		Anhui Conch Cement Co., Ltd. - H Shares	848,398	0.2
2,800		Anhui Gujing Distillery Co. Ltd.	44,949	0.0
4,600		Anhui Kouzi Distillery Co. Ltd.	26,563	0.0
108,000		Anta Sports Products Ltd.	783,724	0.2
39,200	(1),(3)	Anxin Trust Co. Ltd. - A Shares	13,816	0.0
2,000		Asymchem Laboratories Tianjin Co. Ltd.	47,928	0.0
2,200		Autobio Diagnostics Co. Ltd.	35,861	0.0
5,904	(1)	Autohome, Inc. ADR	419,302	0.1
22,500		AVIC Aircraft Co. Ltd. - A Shares	49,758	0.0
52,500		Avic Capital Co. Ltd. - A Shares	28,801	0.0
35,900		AVIC Electromechanical Systems Co. Ltd.	36,263	0.0
8,000		AVIC Jonhon Optronic Technology Co. Ltd.	38,368	0.0
9,700	(1)	AVIC Shenyang Aircraft Co. Ltd. - A Shares	38,826	0.0
223,000		AviChina Industry & Technology Co. Ltd. - H Shares	85,155	0.0
6,300		AVICOPTER PLC	36,637	0.0
174,500	(2)	BAIC Motor Corp. Ltd. - H Shares	68,641	0.0
27,368	(1)	Baidu, Inc. ADR	2,758,421	0.6
128,700		Bank of Beijing Co. Ltd. - A Shares	87,292	0.0
33,400		Bank of Chengdu Co. Ltd. - A Shares	35,238	0.0
247,900		Bank of China Ltd. - A Shares	121,180	0.0
7,821,000		Bank of China Ltd. - H Shares	2,977,172	0.6
220,800		Bank of Communications Co. Ltd. - A Shares	160,122	0.0
911,000		Bank of Communications Co., Ltd. - H Shares	554,855	0.1
22,300		Bank of Guiyang Co. Ltd. - A Shares	23,950	0.0
34,800		Bank of Hangzhou Co. Ltd. - A Shares	37,572	0.0
77,900		Bank of Jiangsu Co. Ltd. - A Shares	65,721	0.0
57,157		Bank of Nanjing Co. Ltd. - A Shares	58,050	0.0
35,300		Bank of Ningbo Co. Ltd. - A Shares	114,024	0.0
87,300		Bank of Shanghai Co. Ltd. - A Shares	100,800	0.0
116,200		Baoshan Iron & Steel Co. Ltd. - A Shares	79,322	0.0
4,697	(1),(4)	Baozun, Inc. ADR	131,234	0.0
55,300		BBMG Corp. - A Shares	25,258	0.0
212,000		BBMG Corp. - H Shares	52,536	0.0
176,000		Beijing Capital International Airport Co., Ltd. - H Shares	111,700	0.0
21,900		Beijing Dabeinong Technology Group Co. Ltd. - A Shares	26,485	0.0
21,100		Beijing Enlight Media Co. Ltd.	26,200	0.0
53,500		Beijing Enterprises Holdings Ltd.	195,247	0.1
510,000		Beijing Enterprises Water Group Ltd.	197,721	0.1
12,700		Beijing New Building Materials PLC	41,876	0.0
10,800		Beijing Oriental Yuhong Waterproof Technology Co. Ltd.	51,104	0.0
9,100		Beijing Shiji Information Technology Co. Ltd. - A Shares	36,681	0.0
5,500		Beijing Shunxin Agriculture Co. Ltd.	47,176	0.0
11,300		Beijing Sinnet Technology Co. Ltd.	37,531	0.0
9,600		Beijing Tiantan Biological Products Corp. Ltd.	48,826	0.0
9,700		Beijing Tongrentang Co. Ltd. - A Shares	34,395	0.0
20,232	(1)	BEST, Inc. ADR	108,241	0.0
2,900		Betta Pharmaceuticals Co. Ltd.	28,368	0.0
3,400		BGI Genomics Co. Ltd.	40,122	0.0
210,800		BOE Technology Group Co. Ltd. - A Shares	108,576	0.0
326,000		Bosideng International Holdings Ltd.	75,720	0.0
306,000		Brilliance China Automotive Holdings Ltd.	249,181	0.1
9,000		BYD Co. Ltd. - A Shares	75,413	0.0
68,500		BYD Co., Ltd. - H Shares	365,459	0.1
67,500		BYD Electronic International Co. Ltd.	110,990	0.0
27,500		Caitong Securities Co. Ltd. - A Shares	38,899	0.0
12,100		Centre Testing International Group Co. Ltd.	25,922	0.0
1,114,000	(2)	CGN Power Co. Ltd. - H Shares	253,789	0.1
1,100		Changchun High & New Technology Industry Group, Inc.	84,147	0.0

Voya Emerging Markets Index Portfolio	PORTFOLIO OF INVESTMENTS
as of March 31, 2020 (Unaudited) (Continued)

Shares			Value	Percentage of Net Assets
COMMON STOCK: (continued)
		China: (continued)
39,800		Changjiang Securities Co. Ltd. - A Shares	$ 35,769	0.0
2,500		Changzhou Xingyu Automotive Lighting Systems Co. Ltd.	29,325	0.0
11,300		Chaozhou Three-Circle Group Co. Ltd. - A Shares	28,738	0.0
5,200		Chengdu Kanghong Pharmaceutical Group Co. Ltd.	28,735	0.0
121,000		China Aoyuan Group Ltd.	139,417	0.0
15,000		China Avionics Systems Co. Ltd.	27,062	0.0
889,000		China Cinda Asset Management Co. Ltd. - H Shares	167,204	0.1
977,000		China CITIC Bank Corp. Ltd. - H Shares	480,453	0.1
198,000		China Coal Energy Co. - H Shares	54,461	0.0
472,000		China Communications Construction Co., Ltd. - H Shares	325,329	0.1
244,000		China Communications Services Corp., Ltd. - H Shares	175,449	0.1
165,000		China Conch Venture Holdings Ltd.	731,774	0.2
93,600		China Construction Bank Corp. - A Shares	83,272	0.0
9,512,000		China Construction Bank - H Shares	7,731,801	1.6
42,500	(1),(2)	China East Education Holdings Ltd.	68,272	0.0
80,200	(1)	China Eastern Airlines Corp. Ltd. - A Shares	46,173	0.0
148,000	(1)	China Eastern Airlines Corp. Ltd. - H Shares	50,677	0.0
58,000	(4)	China Education Group Holdings Ltd.	80,266	0.0
264,200		China Everbright Bank Co. Ltd. - A Shares	133,882	0.0
313,000		China Everbright Bank Co. Ltd. - H Shares	119,063	0.0
388,000		China Everbright International Ltd.	220,622	0.1
94,000		China Everbright Ltd.	137,788	0.0
192,000		China Evergrande Group	314,712	0.1
18,200		China Fortune Land Development Co. Ltd. - A Shares	52,980	0.0
344,000		China Galaxy Securities Co. Ltd. - H Shares	165,083	0.1
182,200		China Gas Holdings Ltd.	630,035	0.1
33,500		China Gezhouba Group Co. Ltd. - A Shares	32,635	0.0
65,700		China Grand Automotive Services Group Co. Ltd. - A Shares	37,339	0.0
20,300		China Greatwall Technology Group Co. Ltd.	33,742	0.0
182,500		China Hongqiao Group Ltd.	77,128	0.0
1,177,000	(2)	China Huarong Asset Management Co. Ltd. - H Shares	147,808	0.0
480,000	(1),(3)	China Huishan Dairy Holdings Co. Ltd.	–	–
125,600	(2)	China International Capital Corp. Ltd. - H Shares	201,021	0.1
11,912		China International Travel Service Corp. Ltd. - A Shares	111,568	0.0
544,000		China Jinmao Holdings Group Ltd.	346,799	0.1
87,000		China Lesso Group Holdings Ltd.	112,630	0.0
15,500		China Life Insurance Co. Ltd. - A Shares	56,996	0.0
746,000		China Life Insurance Co., Ltd. - H Shares	1,440,563	0.3
26,400	(1),(2)	China Literature Ltd. - H Shares	103,669	0.0
326,000		China Longyuan Power Group Corp. Ltd. - H Shares	177,933	0.1
137,000		China Medical System Holdings Ltd.	146,557	0.0
276,000		China Mengniu Dairy Co., Ltd.	951,846	0.2
121,200		China Merchants Bank Co. Ltd. - A Shares	546,974	0.1
388,880		China Merchants Bank Co., Ltd. - H Shares	1,739,760	0.4
40,300		China Merchants Energy Shipping Co. Ltd.	35,865	0.0
143,232		China Merchants Port Holdings Co. Ltd.	162,712	0.0
36,900		China Merchants Securities Co. Ltd. - A Shares	88,453	0.0
46,600		China Merchants Shekou Industrial Zone Holdings Co. Ltd. - A Shares	107,339	0.0
206,580		China Minsheng Banking Corp. Ltd. - A Shares	165,591	0.1
735,600		China Minsheng Banking Corp. Ltd. - H Shares	544,082	0.1
610,500		China Mobile Ltd.	4,575,259	0.9
109,000		China Molybdenum Co. Ltd. - A Shares	52,448	0.0
387,000		China Molybdenum Co. Ltd. - H Shares	106,385	0.0
388,000		China National Building Material Co., Ltd. - H Shares	416,832	0.1

Voya Emerging Markets Index Portfolio	PORTFOLIO OF INVESTMENTS
as of March 31, 2020 (Unaudited) (Continued)

Shares			Value	Percentage of Net Assets
COMMON STOCK: (continued)
		China: (continued)
46,600		China National Chemical Engineering Co. Ltd. - A Shares	$ 38,823	0.0
95,800		China National Nuclear Power Co. Ltd. - A Shares	59,113	0.0
3,400		China National Software & Service Co. Ltd.	34,236	0.0
21,600		China Northern Rare Earth Group High-Tech Co. Ltd. - A Shares	27,123	0.0
162,000		China Oilfield Services Ltd. - H Shares	123,673	0.0
380,000		China Overseas Land & Investment Ltd.	1,165,054	0.3
35,803		China Pacific Insurance Group Co. Ltd. - A Shares	140,988	0.0
268,400		China Pacific Insurance Group Co., Ltd. - H Shares	803,652	0.2
130,200		China Petroleum & Chemical Corp. - A Shares	80,903	0.0
2,589,600		China Petroleum & Chemical Corp. - H Shares	1,265,296	0.3
463,000		China Power International Development Ltd. - H Shares	85,676	0.0
60,500		China Railway Construction Corp. Ltd. - A Shares	82,797	0.0
204,500		China Railway Construction Corp. Ltd. - H Shares	226,093	0.1
93,700		China Railway Group Ltd. - A Shares	70,344	0.0
446,000		China Railway Group Ltd. - H Shares	235,918	0.1
147,000	(2)	China Railway Signal & Communication Corp. Ltd. - H Shares	73,293	0.0
571,000		China Reinsurance Group Corp. - H Shares	65,788	0.0
146,000		China Resources Beer Holdings Co Ltd.	661,824	0.2
248,000		China Resources Cement Holdings Ltd. - H Shares	291,357	0.1
90,000		China Resources Gas Group Ltd.	451,643	0.1
310,444		China Resources Land Ltd.	1,267,075	0.3
149,500	(2)	China Resources Pharmaceutical Group Ltd.	89,263	0.0
196,000		China Resources Power Holdings Co.	214,961	0.1
10,100		China Resources Sanjiu Medical & Pharmaceutical Co. Ltd. - A Shares	39,290	0.0
21,870		China Shenhua Energy Co. Ltd. - A Shares	49,634	0.0
356,000		China Shenhua Energy Co., Ltd. - H Shares	672,650	0.2
142,300		China Shipbuilding Industry Co. Ltd. - A Shares	83,666	0.0
40,100		China Southern Airlines Co. Ltd. - A Shares	28,812	0.0
168,000		China Southern Airlines Co., Ltd. - H Shares	71,196	0.0
10,100		China Spacesat Co. Ltd. - A Shares	41,209	0.0
241,440		China State Construction Engineering Corp. Ltd. - A Shares	177,547	0.1
188,000		China State Construction International Holdings Ltd.	137,873	0.0
163,428		China Taiping Insurance Holdings Co., Ltd.	264,514	0.1
1,380,000		China Telecom Corp., Ltd. - H Shares	418,119	0.1
4,198,000	(2)	China Tower Corp. Ltd. - H Shares	932,799	0.2
232,000		China Traditional Chinese Medicine Holdings Co. Ltd.	104,660	0.0
10,800		China TransInfo Technology Co. Ltd.	30,717	0.0
608,000		China Unicom Hong Kong Ltd.	354,616	0.1
191,600		China United Network Communications Ltd. - A Shares	139,552	0.0
55,000		China Vanke Co. Ltd. - A Shares	196,835	0.1
153,100		China Vanke Co. Ltd. - H Shares	498,625	0.1
131,900		China Yangtze Power Co. Ltd. - A Shares	320,764	0.1
159,600		China Zhongwang Holdings Ltd. - H Shares	41,687	0.0
4,100		Chongqing Brewery Co. Ltd.	26,164	0.0
22,300		Chongqing Changan Automobile Co. Ltd. - A Shares	32,870	0.0
256,000		Chongqing Rural Commercial Bank Co. Ltd. - H Shares	104,273	0.0
8,800		Chongqing Zhifei Biological Products Co. Ltd. - A Shares	83,434	0.0
278,000		CIFI Holdings Group Co. Ltd.	197,085	0.1
603,000		CITIC Ltd.	624,944	0.1
56,600		CITIC Securities Co. Ltd. - A Shares	175,519	0.1
217,000		CITIC Securities Co. Ltd. - H Shares	393,496	0.1
1,784,000		CNOOC Ltd.	1,853,887	0.4

Voya Emerging Markets Index Portfolio	PORTFOLIO OF INVESTMENTS
as of March 31, 2020 (Unaudited) (Continued)

Shares			Value	Percentage of Net Assets
COMMON STOCK: (continued)
		China: (continued)
13,100		Contemporary Amperex Technology Co. Ltd. - A Shares	$ 220,909	0.1
136,000		COSCO Shipping Energy Transportation Co. Ltd. - H Shares	72,013	0.0
295,500	(1)	COSCO SHIPPING Holdings Co., Ltd. - H Shares	80,647	0.0
186,000		COSCO Shipping Ports, Ltd.	89,069	0.0
761,133		Country Garden Holdings Co. Ltd.	909,948	0.2
122,000		Country Garden Services Holdings Co. Ltd. - H Shares	490,903	0.1
131,900		CRRC Corp. Ltd. - A Shares	120,660	0.0
458,000		CRRC Corp. Ltd. - H Shares	230,795	0.1
17,100		CSC Financial Co. Ltd.	74,085	0.0
466,000		CSPC Pharmaceutical Group Ltd.	916,664	0.2
209,000	(2)	Dali Foods Group Co. Ltd.	144,947	0.0
94,600		Daqin Railway Co. Ltd. - A Shares	90,279	0.0
294,000		Datang International Power Generation Co., Ltd. - H Shares	39,205	0.0
6,700		Dawning Information Industry Co. Ltd.	40,814	0.0
10,000		DHC Software Co. Ltd. - A Shares	18,002	0.0
27,500		Dongfang Electric Corp. Ltd. - A Shares	32,236	0.0
276,000		Dongfeng Motor Group Co., Ltd. - H Shares	179,706	0.1
24,100		Dongxing Securities Co. Ltd. - A Shares	36,693	0.0
43,500		East Money Information Co. Ltd. - A Shares	97,597	0.0
78,800		ENN Energy Holdings Ltd.	763,355	0.2
6,600	(1)	Eve Energy Co. Ltd.	53,328	0.0
25,900		Everbright Securities Co. Ltd. - A Shares	39,758	0.0
18,000	(1)	Fangda Carbon New Material Co. Ltd.	22,450	0.0
227,000		Far East Horizon Ltd.	181,691	0.1
10,400		Fiberhome Telecommunication Technologies Co. Ltd.	47,704	0.0
24,200		Financial Street Holdings Co. Ltd. - A Shares	22,163	0.0
27,300		First Capital Securities Co. Ltd.	26,339	0.0
122,600		Focus Media Information Technology Co. Ltd. - A Shares	75,570	0.0
13,400		Foshan Haitian Flavouring & Food Co. Ltd. - A Shares	235,260	0.1
260,968		Fosun International Ltd.	299,593	0.1
56,000		Founder Securities Co. Ltd. - A Shares	56,188	0.0
25,900		Foxconn Industrial Internet Co. Ltd. - A Shares	47,475	0.0
10,400		Fuyao Glass Industry Group Co. Ltd. - A Shares	27,934	0.0
55,600	(2)	Fuyao Glass Industry Group Co. Ltd. - H Shares	118,124	0.0
7,900		Ganfeng Lithium Co. Ltd.	44,287	0.0
600		G-bits Network Technology Xiamen Co. Ltd.	34,450	0.0
33,800	(1)	GCL System Integration Technology Co. Ltd.	14,374	0.0
115,000		GD Power Development Co. Ltd. - A Shares	32,751	0.0
6,151	(1),(4)	GDS Holdings Ltd. ADR	356,573	0.1
502,000		Geely Automobile Holdings Ltd.	728,514	0.2
24,600		Gemdale Corp. - A Shares	48,486	0.0
96,000	(1)	Genscript Biotech Corp. - H Shares	153,659	0.0
37,300		GF Securities Co. Ltd. - A Shares	71,447	0.0
129,800		GF Securities Co. Ltd. - H Shares	137,930	0.0
10,000		Giant Network Group Co. Ltd.	23,246	0.0
2,000		Gigadevice Semiconductor Beijing, Inc.	67,528	0.0
8,100		Glodon Co. Ltd.	48,164	0.0
22,400		GoerTek, Inc. - A Shares	50,963	0.0
1,051,000	(1),(4)	GOME Retail Holdings Ltd.	96,618	0.0
29,400		Grandjoy Holdings Group Co. Ltd.	22,101	0.0
313,500		Great Wall Motor Co. Ltd. - H Shares	198,802	0.1
18,400		Gree Electric Appliances, Inc. of Zhuhai - A Shares	134,007	0.0
42,600		Greenland Holdings Corp. Ltd. - A Shares	32,250	0.0
108,000		Greentown Service Group Co. Ltd.	129,918	0.0
10,500		Guangdong Haid Group Co. Ltd.	59,130	0.0
27,100		Guangdong HEC Technology Holding Co. Ltd.	26,509	0.0
294,000		Guangdong Investment Ltd.	564,201	0.1
74,400		Guanghui Energy Co. Ltd. - A Shares	26,906	0.0
62,900		Guangshen Railway Co. Ltd. - A Shares	20,874	0.0

Voya Emerging Markets Index Portfolio	PORTFOLIO OF INVESTMENTS
as of March 31, 2020 (Unaudited) (Continued)

Shares			Value	Percentage of Net Assets
COMMON STOCK: (continued)
		China: (continued)
301,200		Guangzhou Automobile Group Co. Ltd. - H Shares	$ 299,606	0.1
14,600		Guangzhou Baiyun International Airport Co. Ltd.	25,588	0.0
9,300		Guangzhou Baiyunshan Pharmaceutical Holdings Co. Ltd. - A Shares	40,863	0.0
27,900		Guangzhou Haige Communications Group, Inc. Co. - A Shares	43,876	0.0
3,800		Guangzhou Kingmed Diagnostics Group Co. Ltd.	29,812	0.0
132,800		Guangzhou R&F Properties Co., Ltd. - H Shares	170,810	0.1
23,900		Guosen Securities Co. Ltd. - A Shares	37,077	0.0
50,200		Guotai Junan Securities Co. Ltd. - A Shares	114,233	0.0
86,200	(2)	Guotai Junan Securities Co. Ltd. - H Shares	127,202	0.0
30,800		Guoyuan Securities Co. Ltd. - A Shares	35,916	0.0
39,000	(2),(4)	Haidilao International Holding Ltd.	150,375	0.0
125,000		Haier Electronics Group Co. Ltd.	329,983	0.1
38,500		Haier Smart Home Co. Ltd. - A Shares	77,436	0.0
66,000		Haitian International Holdings Ltd.	122,418	0.0
48,500		Haitong Securities Co. Ltd. - A Shares	87,190	0.0
313,200		Haitong Securities Co. Ltd. - H Shares	284,493	0.1
1,908,000	(1),(3),(5)	Hanergy Mobile Energy Holding Group Co Ltd.	–	–
55,800		Hangzhou Hikvision Digital Technology Co. Ltd. - A Shares	216,652	0.1
7,400		Hangzhou Robam Appliances Co. Ltd. - A Shares	29,395	0.0
6,300		Hangzhou Tigermed Consulting Co. Ltd. - A Shares	56,412	0.0
48,000	(1),(2)	Hansoh Pharmaceutical Group Co. Ltd.	160,391	0.0
6,300		Hefei Meiya Optoelectronic Technology, Inc.	33,395	0.0
16,400		Henan Shuanghui Investment & Development Co. Ltd. - A Shares	90,163	0.0
72,000		Hengan International Group Co., Ltd.	537,781	0.1
38,220		Hengli Petrochemical Co. Ltd. - A Shares	66,367	0.0
17,800		Hengtong Optic-electric Co. Ltd. - A Shares	39,890	0.0
21,900		Hengyi Petrochemical Co. Ltd. - A Shares	38,310	0.0
95,100		Hesteel Co. Ltd. - A Shares	28,331	0.0
3,600		Hithink RoyalFlush Information Network Co. Ltd. - A Shares	54,265	0.0
46,000	(2)	Hua Hong Semiconductor Ltd.	82,710	0.0
27,800		Huaan Securities Co. Ltd. - A Shares	30,093	0.0
166,000		Huadian Power International Co. - H Shares	49,175	0.0
10,440		Huadong Medicine Co. Ltd. - A Shares	25,415	0.0
10,100		Hualan Biological Engineering, Inc.	67,668	0.0
418,000		Huaneng Power International, Inc. - H Shares	155,876	0.0
43,100		Huatai Securities Co. Ltd. - A Shares	103,959	0.0
159,200	(2)	Huatai Securities Co. Ltd. - H Shares	234,814	0.1
26,600		Huaxi Securities Co. Ltd. - A Shares	39,013	0.0
79,300		Huaxia Bank Co. Ltd. - A Shares	71,993	0.0
9,800		Huaxin Cement Co. Ltd.	31,611	0.0
20,000		Huayu Automotive Systems Co. Ltd. - A Shares	60,112	0.0
13,240		Huazhu Group Ltd. ADR	380,385	0.1
43,300		Hubei Biocause Pharmaceutical Co. Ltd.	35,870	0.0
5,500		Hundsun Technologies, Inc. - A Shares	67,413	0.0
5,716	(1)	Hutchison China MediTech Ltd. ADR	102,031	0.0
6,525	(1)	HUYA, Inc. ADR	110,599	0.0
14,600		Iflytek Co. Ltd. - A Shares	69,791	0.0
337,000		Industrial & Commercial Bank of China Ltd. - A Shares	243,758	0.1
6,413,000		Industrial & Commercial Bank of China - H Shares	4,374,814	0.9
123,400		Industrial Bank Co. Ltd. - A Shares	274,888	0.1
46,400		Industrial Securities Co. Ltd. - A Shares	40,487	0.0
335,300		Inner Mongolia BaoTou Steel Union Co. Ltd. - A Shares	54,001	0.0
35,900		Inner Mongolia Yili Industrial Group Co. Ltd. - A Shares - XSSC	150,014	0.0
102,100	(1)	Inner Mongolia Yitai Coal Co. - A Shares	66,176	0.0
92,000	(1),(2)	Innovent Biologics, Inc.	383,884	0.1
9,968		Inspur Electronic Information Industry Co. Ltd.	53,115	0.0

Voya Emerging Markets Index Portfolio	PORTFOLIO OF INVESTMENTS
as of March 31, 2020 (Unaudited) (Continued)

Shares			Value	Percentage of Net Assets
COMMON STOCK: (continued)
		China: (continued)
12,387	(1)	iQIYI, Inc. ADR	$ 220,489	0.1
3,200		Jafron Biomedical Co. Ltd.	42,373	0.0
73,301	(1)	JD.com, Inc. ADR	2,968,691	0.6
24,500		Jiangsu Changshu Rural Commercial Bank Co. Ltd. - A Shares	23,480	0.0
128,000		Jiangsu Expressway Co. Ltd. - H Shares	142,268	0.0
6,600		Jiangsu Hengli Hydraulic Co. Ltd.	56,417	0.0
26,540		Jiangsu Hengrui Medicine Co. Ltd. - A Shares	340,677	0.1
9,600		Jiangsu King's Luck Brewery JSC Ltd.	37,759	0.0
9,176		Jiangsu Yanghe Brewery Joint-Stock Co. Ltd. - A Shares	107,664	0.0
9,000		Jiangsu Yuyue Medical Equipment & Supply Co. Ltd.	46,033	0.0
26,700		Jiangsu Zhongnan Construction Group Co. Ltd.	28,820	0.0
138,000		Jiangxi Copper Co., Ltd. - H Shares	126,632	0.0
16,100		Jiangxi Zhengbang Technology Co. Ltd.	42,884	0.0
45,400		Jinke Properties Group Co. Ltd. - A Shares	50,611	0.0
10,000		Jinyu Bio-Technology Co. Ltd.	29,800	0.0
16,200		Jointown Pharmaceutical Group Co. Ltd.	38,540	0.0
5,200		Jonjee Hi-Tech Industrial And Commercial Holding Co. Ltd.	34,835	0.0
5,855	(1)	JOYY, Inc. ADR	311,837	0.1
4,600		Juewei Food Co. Ltd.	33,512	0.0
244,000		Kaisa Group Holdings Ltd. - H Shares	88,976	0.0
67,000		Kingboard Holdings Ltd.	155,322	0.0
111,500		Kingboard Laminates Holdings Ltd.	102,023	0.0
231,000		Kingdee International Software Group Co., Ltd.	303,844	0.1
82,000	(1)	Kingsoft Corp. Ltd.	263,583	0.1
342,000		Kunlun Energy Co. Ltd.	197,645	0.1
7,500		Kweichow Moutai Co. Ltd. - A Shares (Nth SSE-SEHK)	1,165,556	0.3
132,000		KWG Group Holdings Ltd.	184,956	0.1
133,000		Lee & Man Paper Manufacturing Ltd.	79,774	0.0
37,800	(2)	Legend Holdings Corp. - H Shares	46,224	0.0
708,000		Lenovo Group Ltd.	375,058	0.1
21,300		Lens Technology Co. Ltd. - A Shares	43,124	0.0
12,100		Lepu Medical Technology Beijing Co. Ltd. - A Shares	61,015	0.0
198,500		Li Ning Co. Ltd.	571,061	0.1
12,600	(1)	Liaoning Cheng Da Co. Ltd. - A Shares	31,999	0.0
36,600	(1)	Lingyi iTech Guangdong Co. - A Shres	41,820	0.0
142,000		Logan Property Holdings Co. Ltd. - H Shares	216,008	0.1
16,400		Lomon Billions Group Co. Ltd.	34,179	0.0
179,000	(2)	Longfor Group Holdings Ltd.	861,508	0.2
22,200		LONGi Green Energy Technology Co. Ltd. - A Shares	77,021	0.0
8,403	(1),(4)	Luckin Coffee, Inc. ADR	228,478	0.1
33,898		Luxshare Precision Industry Co. Ltd. - A Shares	179,750	0.1
114,500	(2)	Luye Pharma Group Ltd. - H Shares	55,172	0.0
9,400		Luzhou Laojiao Co. Ltd. - A Shares	96,684	0.0
90,000		Maanshan Iron & Steel Co. Ltd. - H Shares	28,007	0.0
11,390	(1)	Mango Excellent Media Co. Ltd. - A Shares	69,314	0.0
24,480		Meinian Onehealth Healthcare Holdings Co. Ltd. - A Shares	40,455	0.0
100,800	(1)	Meituan Dianping- Class B	1,201,662	0.3
84,800		Metallurgical Corp. of China Ltd. - A Shares	30,950	0.0
265,000		Metallurgical Corp. of China Ltd. - H Shares	46,102	0.0
14,951		Momo, Inc. ADR	324,287	0.1
15,200		Muyuan Foodstuff Co. Ltd. - A Shares	259,452	0.1
17,400	(1)	NanJi E-Commerce Co. Ltd.	28,248	0.0
5,200		Nanjing King-Friend Biochemical Pharmaceutical Co. Ltd.	36,684	0.0
22,800		Nanjing Securities Co. Ltd.	49,732	0.0
28,900		NARI Technology Co. Ltd. - A Shares	79,328	0.0
3,200		NAURA Technology Group Co. Ltd.	51,889	0.0
14,800		NavInfo Co. Ltd.	29,062	0.0
7,062		NetEase, Inc. ADR	2,266,620	0.5
10,700		New China Life Insurance Co. Ltd. - A Shares	59,437	0.0
89,800		New China Life Insurance Co. Ltd. - H Shares	276,510	0.1
26,800		New Hope Liuhe Co. Ltd. - A Shares	117,246	0.0

Voya Emerging Markets Index Portfolio	PORTFOLIO OF INVESTMENTS
as of March 31, 2020 (Unaudited) (Continued)

Shares			Value	Percentage of Net Assets
COMMON STOCK: (continued)
		China: (continued)
14,235	(1)	New Oriental Education & Technology Group, Inc. ADR	$ 1,540,796	0.3
95,000		Nexteer Automotive Group Ltd.	47,127	0.0
165,000		Nine Dragons Paper Holdings Ltd.	149,493	0.0
9,300		Ninestar Corp. - A Shares	34,936	0.0
63,931	(1),(4)	NIO, Inc. ADR	177,728	0.0
3,119	(1)	Noah Holdings Ltd. ADR	80,657	0.0
28,300		Offshore Oil Engineering Co. Ltd.	19,353	0.0
19,100	(1)	OFILM Group Co. Ltd. - A Shares	36,389	0.0
2,600		Oppein Home Group, Inc. - A Shares	34,416	0.0
41,500		Orient Securities Co. Ltd./China - A Shares	52,814	0.0
28,200		Oriental Pearl Group Co. Ltd. - A Shares	34,546	0.0
4,000		Ovctek China, Inc.	30,909	0.0
59,200	(1)	Pacific Securities Co. Ltd./The/China	27,554	0.0
928,000		Peoples Insurance Co. Group of China Ltd. - H Shares	303,972	0.1
8,600		Perfect World Co. Ltd./China - A Shares	57,088	0.0
76,000		PetroChina Co. Ltd. - A Shares	49,268	0.0
2,172,000		PetroChina Co., Ltd. - H Shares	787,219	0.2
699,244		PICC Property & Casualty Co., Ltd. - H Shares	669,582	0.2
19,266	(1)	Pinduoduo, Inc. ADR	694,154	0.1
103,800		Ping An Bank Co. Ltd. - A Shares	185,688	0.1
30,800	(1),(2)	Ping An Healthcare and Technology Co. Ltd.	283,602	0.1
63,100		Ping An Insurance Group Co. of China Ltd. - A Shares	610,670	0.1
554,000		Ping An Insurance Group Co. of China Ltd. - H Shares	5,410,509	1.1
70,600		Poly Developments and Holdings Group Co. Ltd. - A Shares	146,917	0.0
805,000	(2)	Postal Savings Bank of China Co. Ltd. - H Shares	490,116	0.1
82,800		Power Construction Corp. of China Ltd. - A Shares	45,533	0.0
30,100		RiseSun Real Estate Development Co. Ltd. - A Shares	32,613	0.0
30,800		Rongsheng Petro Chemical Co. Ltd. - A Shares	47,181	0.0
45,000		SAIC Motor Corp. Ltd. - A Shares	129,016	0.0
24,600		Sanan Optoelectronics Co. Ltd. - A Shares	65,483	0.0
2,300		Sangfor Technologies, Inc.	50,991	0.0
53,900		Sany Heavy Industry Co. Ltd. - A Shares	129,429	0.0
25,100		SDIC Capital Co. Ltd. - A Shares	42,775	0.0
46,400		SDIC Power Holdings Co. Ltd. - A Shares	51,758	0.0
212,000		Seazen Group Ltd.	188,943	0.1
13,600		Seazen Holdings Co. Ltd. - A Shares	59,542	0.0
304,900	(1),(4)	Semiconductor Manufacturing International Corp.	478,889	0.1
11,200		SF Holding Co. Ltd. - A Shares	74,040	0.0
53,300		Shaanxi Coal Industry Co. Ltd. - A Shares	55,556	0.0
16,760		Shandong Gold Mining Co. Ltd. - A Shares	80,549	0.0
13,300		Shandong Hualu Hengsheng Chemical Co. Ltd.	29,206	0.0
9,300		Shandong Linglong Tyre Co. Ltd. - A Shares	25,675	0.0
9,400		Shandong Sinocera Functional Material Co. Ltd.	27,484	0.0
208,000		Shandong Weigao Group Medical Polymer Co., Ltd. - H Shares	261,114	0.1
6,700		Shanghai Baosight Software Co. Ltd.	37,003	0.0
50,700		Shanghai Construction Group Co. Ltd. - A Shares	22,765	0.0
54,300		Shanghai Electric Group Co. Ltd. - A Shares	34,884	0.0
266,000		Shanghai Electric Group Co., Ltd. - H Shares	69,872	0.0
11,200		Shanghai Fosun Pharmaceutical Group Co. Ltd. - A Shares	51,351	0.0
52,000		Shanghai Fosun Pharmaceutical Group Co. Ltd. - H Shares	168,612	0.1
46,000		Shanghai Industrial Holdings Ltd.	68,901	0.0
5,900		Shanghai International Airport Co. Ltd. - A Shares	50,148	0.0
51,500		Shanghai International Port Group Co. Ltd. - A Shares	32,189	0.0
118,533	(1)	Shanghai Lujiazui Finance & Trade Zone Development Co., Ltd. - A Shares	95,038	0.0
7,200		Shanghai M&G Stationery, Inc.	46,666	0.0

Voya Emerging Markets Index Portfolio	PORTFOLIO OF INVESTMENTS
as of March 31, 2020 (Unaudited) (Continued)

Shares			Value	Percentage of Net Assets
COMMON STOCK: (continued)
		China: (continued)
92,500		Shanghai Pharmaceuticals Holding Co. Ltd. - H Shares	$ 156,080	0.0
174,300		Shanghai Pudong Development Bank Co. Ltd. - A Shares	248,115	0.1
19,500	(1)	Shanghai RAAS Blood Products Co. Ltd. - A Shares	21,085	0.0
30,900		Shanghai Tunnel Engineering Co. Ltd. - A Shares	23,872	0.0
28,064		Shanghai Yuyuan Tourist Mart Group Co. Ltd.	28,808	0.0
28,000	(1)	Shanxi Meijin Energy Co. Ltd.	25,445	0.0
23,400		Shanxi Securities Co. Ltd. - A Shares	22,979	0.0
6,000		Shanxi Xinghuacun Fen Wine Factory Co. Ltd. - A Shares	75,911	0.0
48,800		Shenergy Co. Ltd. - A Shares	36,240	0.0
15,800		Shengyi Technology Co. Ltd.	58,025	0.0
2,300		Shennan Circuits Co. Ltd.	62,934	0.0
147,300		Shenwan Hongyuan Group Co. Ltd. - A Shares	90,858	0.0
2,400		Shenzhen Goodix Technology Co. Ltd.	87,175	0.0
12,500		Shenzhen Inovance Technology Co. Ltd. - A Shares	45,091	0.0
101,366		Shenzhen International Holdings Ltd.	183,838	0.1
320,000		Shenzhen Investment Ltd.	99,118	0.0
5,000		Shenzhen Kangtai Biological Products Co. Ltd. - A Shares	79,904	0.0
7,800		Shenzhen Mindray Bio-Medical Electronics Co. Ltd. - A Shares	283,775	0.1
53,200		Shenzhen Overseas Chinese Town Co. Ltd. - A Shares	47,462	0.0
7,300	(1)	Shenzhen Sunway Communication Co. Ltd.	34,788	0.0
75,000		Shenzhou International Group Holdings Ltd.	786,755	0.2
117,000		Shimao Property Holdings Ltd.	405,478	0.1
370,000		Shui On Land Ltd. - H Shares	61,656	0.0
32,500		Sichuan Chuantou Energy Co. Ltd. - A Shares	42,021	0.0
9,900		Sichuan Kelun Pharmaceutical Co. Ltd. - A Shares	28,580	0.0
4,000		Sichuan Swellfun Co. Ltd.	24,105	0.0
6,737	(1)	Sina Corp.	214,506	0.1
689,500		Sino Biopharmaceutical Ltd.	899,850	0.2
30,700		Sinolink Securities Co. Ltd. - A Shares	39,172	0.0
312,000		Sino-Ocean Group Holding Ltd.	79,006	0.0
136,500		Sinopec Engineering Group Co. Ltd. - H Shares	56,817	0.0
496,000		Sinopec Shanghai Petrochemical Co. Ltd. - H Shares	122,310	0.0
135,600		Sinopharm Group Co. - H Shares	300,448	0.1
217,000		Sinotrans Ltd. - H Shares	52,972	0.0
68,000		Sinotruk Hong Kong Ltd.	111,698	0.0
220,500		Soho China Ltd.	112,656	0.0
13,300		Songcheng Performance Development Co. Ltd. - A Shares	46,447	0.0
36,790		SooChow Securities Co. Ltd. - A Shares	40,476	0.0
55,000		Southwest Securities Co. Ltd. - A Shares	34,813	0.0
6,800		Spring Airlines Co. Ltd. - A Shares	30,650	0.0
154,000		SSY Group Ltd.	119,323	0.0
240,500		Sun Art Retail Group Ltd.	353,808	0.1
243,000		Sunac China Holdings Ltd.	1,108,266	0.2
63,000		Suning.com Co. Ltd. - A Shares	79,570	0.0
71,300		Sunny Optical Technology Group Co. Ltd.	943,147	0.2
12,200		Sunwoda Electronic Co. Ltd.	24,030	0.0
12,700		Suzhou Dongshan Precision Manufacturing Co. Ltd. - A Shares	35,981	0.0
18,600		Suzhou Gold Mantis Construction Decoration Co. Ltd. - A Shares	21,253	0.0
38,146	(1)	TAL Education Group ADR	2,031,656	0.4
14,900		Tasly Pharmaceutical Group Co. Ltd. - A Shares	28,779	0.0
39,100		TBEA Co. Ltd. - A Shares	39,765	0.0
86,300		TCL Technology Group Corp. - A Shares	49,760	0.0
570,300		Tencent Holdings Ltd.	28,188,568	5.7
9,067	(1)	Tencent Music Entertainment Group ADR	91,214	0.0
20,200		Tianjin Zhonghuan Semiconductor Co. Ltd.	40,246	0.0

Voya Emerging Markets Index Portfolio	PORTFOLIO OF INVESTMENTS
as of March 31, 2020 (Unaudited) (Continued)

Shares			Value	Percentage of Net Assets
COMMON STOCK: (continued)
		China: (continued)
12,700		Tianma Microelectronics Co. Ltd. - A Shares	$ 23,554	0.0
10,140		Tianqi Lithium Corp.	26,127	0.0
198,000		Tingyi Cayman Islands Holding Corp.	321,915	0.1
3,900		Toly Bread Co. Ltd.	27,078	0.0
10,700		Tonghua Dongbao Pharmaceutical Co. Ltd. - A Shares	15,811	0.0
123,400		Tongling Nonferrous Metals Group Co. Ltd. - A Shares	34,388	0.0
24,800		Tongwei Co. Ltd. - A Shares	40,254	0.0
116,000	(2)	Topsports International Holdings Ltd.	120,231	0.0
96,000		Towngas China Co. Ltd.	47,418	0.0
25,300		Transfar Zhilian Co. Ltd. - A Shares	21,763	0.0
92,000		Travelsky Technology Ltd. - H Shares	161,021	0.0
47,398	(1)	Trip.com Group Ltd. ADR	1,111,483	0.2
5,900		Tsingtao Brewery Co. Ltd. - A Shares	37,803	0.0
38,000		Tsingtao Brewery Co., Ltd. - H Shares	192,079	0.1
79,200		Tunghsu Optoelectronic Technology Co. Ltd. - A Shares	33,132	0.0
4,700		Unigroup Guoxin Microelectronics Co. Ltd.	32,750	0.0
138,000		Uni-President China Holdings Ltd.	133,376	0.0
5,300		Unisplendour Corp. Ltd. - A Shares	26,044	0.0
6,300		Universal Scientific Industrial Shanghai Co. Ltd. - A Shares	13,925	0.0
7,600		Venustech Group, Inc.	39,291	0.0
43,948	(1)	Vipshop Holdings Ltd. ADR	684,710	0.1
11,800		Walvax Biotechnology Co. Ltd. - A Shares	52,243	0.0
13,800	(1)	Wanda Film Holding Co. Ltd.	30,345	0.0
19,500		Wanhua Chemical Group Co. Ltd. - A Shares	112,347	0.0
503,000		Want Want China Holdings Ltd.	362,722	0.1
5,812	(1),(4)	Weibo Corp. ADR	192,435	0.0
33,300		Weichai Power Co. Ltd. - A Shares	55,284	0.0
196,000		Weichai Power Co. Ltd. - H Shares	312,207	0.1
5,300		Weihai Guangwei Composites Co. Ltd.	36,810	0.0
31,900		Wens Foodstuffs Group Co. Ltd. - A Shares	144,248	0.0
29,000		Western Securities Co. Ltd. - A Shares	33,536	0.0
106,000	(4)	Wharf Holdings Ltd.	186,299	0.1
3,700		Will Semiconductor Ltd.	80,046	0.0
5,100	(1)	Wingtech Technology Co. Ltd. - A Shares	72,488	0.0
13,300		Winning Health Technology Group Co. Ltd.	38,825	0.0
11,800		Wuhan Guide Infrared Co. Ltd. - A Shares	55,782	0.0
11,700		Wuhu Sanqi Interactive Entertainment Network Technology Group Co. Ltd. - A Shares	53,401	0.0
23,500		Wuliangye Yibin Co. Ltd. - A Shares	378,020	0.1
12,100		WUS Printed Circuit Kunshan Co. Ltd.	40,025	0.0
11,200		WuXi AppTec Co. Ltd. - A Shares	141,182	0.0
12,620	(2)	WuXi AppTec Co. Ltd. - H Shares	153,407	0.0
76,000	(1),(2)	Wuxi Biologics Cayman, Inc. - H Shares	970,279	0.2
5,500		Wuxi Lead Intelligent Equipment Co. Ltd. - A Shares	28,734	0.0
74,800		XCMG Construction Machinery Co. Ltd.	52,368	0.0
1,029,200	(1),(2)	Xiaomi Corp. - B Shares	1,366,558	0.3
87,300		Xinhu Zhongbao Co. Ltd. - A Shares	36,788	0.0
20,700		Xinjiang Goldwind Science & Technology Co. Ltd. - A Shares	27,417	0.0
79,252		Xinjiang Goldwind Science & Technology Co. Ltd. - H Shares	68,332	0.0
388,000		Xinyi Solar Holdings Ltd.	215,262	0.1
6,800		Yantai Jereh Oilfield Services Group Co. Ltd.	20,968	0.0
188,000		Yanzhou Coal Mining Co., Ltd. - H Shares	145,636	0.0
4,400		Yealink Network Technology Corp. Ltd.	49,922	0.0
3,000		Yifeng Pharmacy Chain Co. Ltd. - A Shares	39,212	0.0
47,000		Yihai International Holding Ltd.	354,027	0.1
15,300		Yintai Gold Co. Ltd.	30,835	0.0
60,400		Yonghui Superstores Co. Ltd. - A Shares	86,630	0.0
16,200		Yonyou Network Technology Co. Ltd. - A Shares	91,251	0.0
706,000		Yuexiu Property Co. Ltd. - H Shares	126,148	0.0
35,742		Yum China Holdings, Inc.	1,523,681	0.3
11,200		Yunda Holding Co. Ltd. - A Shares	48,256	0.0
7,900		Yunnan Baiyao Group Co. Ltd. - A Shares	94,662	0.0
4,700		Yunnan Energy New Material Co. Ltd.	27,847	0.0
170,000		Yuzhou Properties Co. Ltd. - H Shares	71,613	0.0
3,667	(1)	Zai Lab Ltd. ADR	188,777	0.0

Voya Emerging Markets Index Portfolio	PORTFOLIO OF INVESTMENTS
as of March 31, 2020 (Unaudited) (Continued)

Shares			Value	Percentage of Net Assets
COMMON STOCK: (continued)
		China: (continued)
4,100		Zhangzhou Pientzehuang Pharmaceutical Co. Ltd. - A Shares	$ 71,238	0.0
108,000		Zhaojin Mining Industry Co. Ltd. - H Shares	108,533	0.0
12,200		Zhejiang Chint Electrics Co. Ltd. - A Shares	40,330	0.0
23,000		Zhejiang Dahua Technology Co. Ltd. - A Shares	51,819	0.0
2,800		Zhejiang Dingli Machinery Co. Ltd.	22,395	0.0
154,000		Zhejiang Expressway Co., Ltd. - H Shares	106,431	0.0
9,600	(1)	Zhejiang Huahai Pharmaceutical Co. Ltd.	34,359	0.0
7,300		Zhejiang Huayou Cobalt Co. Ltd. - A Shares	29,874	0.0
22,600		Zhejiang Longsheng Group Co. Ltd. - A Shares	37,539	0.0
14,800		Zhejiang NHU Co. Ltd.	56,395	0.0
19,500		Zhejiang Sanhua Intelligent Controls Co. Ltd.	43,584	0.0
4,000		Zhejiang Supor Co. Ltd.	38,710	0.0
4,100		Zhejiang Wolwo Bio-Pharmaceutical Co. Ltd.	25,452	0.0
100,000		Zhenro Properties Group Ltd.	62,450	0.0
32,100	(1),(2)	ZhongAn Online P&C Insurance Co. Ltd. - H Shares	104,401	0.0
4,400		Zhongji Innolight Co. Ltd.	32,706	0.0
28,300		Zhongjin Gold Corp. Ltd. - A Shares	32,032	0.0
58,000		Zhongsheng Group Holdings Ltd.	201,270	0.1
55,400		Zhuzhou CSR Times Electric Co., Ltd. - H Shares	164,113	0.1
123,900		Zijin Mining Group Co. Ltd. - A Shares	63,677	0.0
586,000		Zijin Mining Group Co., Ltd. - H Shares	219,489	0.1
79,000		Zoomlion Heavy Industry Science and Technology Co. Ltd. - H Shares	56,828	0.0
94,700		Zoomlion Heavy Industry Science and Technology Co. Ltd. - A Shares	75,303	0.0
27,000	(1)	ZTE Corp. - A Shares	161,522	0.0
68,040	(1)	ZTE Corp. - H Shares	207,675	0.1
31,712	(1)	ZTO Express Cayman, Inc. ADR	839,734	0.2
			192,497,012	39.0

		Colombia: 0.2%
23,899		Bancolombia SA	147,560	0.0
12,205		BanColombia SA ADR	304,637	0.1
480,950		Ecopetrol SA	230,292	0.1
25,825		Grupo Argos SA/Colombia	86,973	0.0
24,613		Grupo de Inversiones Suramericana SA	135,366	0.0
45,051		Interconexion Electrica SA ESP	185,439	0.0
			1,090,267	0.2

		Czech Republic: 0.1%
16,522		CEZ AS	269,529	0.1
8,010	(1)	Komercni Banka AS	151,014	0.0
49,805	(2)	Moneta Money Bank AS	102,577	0.0
			523,120	0.1

		Egypt: 0.1%
137,682		Commercial International Bank Egypt SAE	510,608	0.1
93,638		Eastern Co. SAE	73,141	0.0
65,195		ElSewedy Electric Co.	32,408	0.0
			616,157	0.1

		Greece: 0.2%
142,163	(1)	Alpha Bank AE	105,232	0.0
256,055	(1)	Eurobank Ergasias SA	107,134	0.0
4,349	(1),(3)	FF Group	–	–
24,168		Hellenic Telecommunications Organization SA	292,155	0.1
11,355		Jumbo SA	152,431	0.1
6,303		Motor Oil Hellas Corinth Refineries SA	76,932	0.0
53,055	(1)	National Bank of Greece SA	69,999	0.0
19,681		OPAP S.A.	148,282	0.0
3,074	(1)	Titan Cement International SA	35,940	0.0
			988,105	0.2

		Hungary: 0.2%
40,605		MOL Hungarian Oil & Gas PLC	238,264	0.0
22,189		OTP Bank Nyrt	636,477	0.1
14,137	(1)	Richter Gedeon Nyrt	266,610	0.1
			1,141,351	0.2

		India: 7.5%
60,648		Adani Ports & Special Economic Zone, Ltd.	201,552	0.0
61,604		Ambuja Cements Ltd.	126,645	0.0
122,331		Ashok Leyland Ltd.	69,335	0.0
29,011		Asian Paints Ltd.	639,044	0.1
26,320		Aurobindo Pharma Ltd.	142,027	0.0
12,828	(1),(2)	Avenue Supermarts Ltd.	370,993	0.1
209,378		Axis Bank Ltd.	1,046,824	0.2
8,776		Bajaj Auto Ltd.	233,980	0.1
17,874		Bajaj Finance Ltd.	522,404	0.1
3,859		Bajaj Finserv Ltd.	233,353	0.1
39,711	(2)	Bandhan Bank Ltd.	106,620	0.0
18,738		Berger Paints India Ltd.	122,916	0.0
20,751		Bharat Forge Ltd.	64,044	0.0
64,228		Bharat Petroleum Corp. Ltd.	268,796	0.1
243,260	(1)	Bharti Airtel Ltd.	1,417,750	0.3

Voya Emerging Markets Index Portfolio	PORTFOLIO OF INVESTMENTS
as of March 31, 2020 (Unaudited) (Continued)

Shares			Value	Percentage of Net Assets
COMMON STOCK: (continued)
		India: (continued)
33,400		Bharti Infratel Ltd.	$ 70,640	0.0
731		Bosch Ltd.	90,919	0.0
6,051		Britannia Industries Ltd.	214,008	0.1
36,913		Cipla Ltd.	205,085	0.1
126,663		Coal India Ltd.	232,754	0.1
6,052		Colgate-Palmolive India Ltd.	99,851	0.0
21,500		Container Corp. Of India Ltd.	94,044	0.0
54,610		Dabur India Ltd.	324,360	0.1
8,057		Divis Laboratories Ltd.	210,203	0.1
55,469		DLF Ltd.	100,400	0.0
11,494		Dr Reddys Laboratories Ltd.	467,951	0.1
1,357		Eicher Motors Ltd.	233,766	0.1
153,577		GAIL India Ltd.	154,176	0.0
37,451		Godrej Consumer Products Ltd.	256,240	0.1
29,233		Grasim Industries Ltd.	182,855	0.0
25,521		Havells India Ltd.	162,013	0.0
109,266		HCL Technologies Ltd.	630,285	0.1
3,862	(2)	HDFC Asset Management Co. Ltd.	107,486	0.0
50,063	(2)	HDFC Life Insurance Co., Ltd.	290,317	0.1
9,499		Hero Motocorp Ltd.	200,305	0.0
119,772		Hindalco Industries Ltd.	150,889	0.0
63,995		Hindustan Petroleum Corp. Ltd.	160,461	0.0
64,493		Hindustan Unilever Ltd.	1,955,879	0.4
162,537		Housing Development Finance Corp.	3,508,255	0.7
470,009		ICICI Bank Ltd.	2,045,235	0.4
17,079	(2)	ICICI Lombard General Insurance Co. Ltd.	243,990	0.1
32,215	(2)	ICICI Prudential Life Insurance Co. Ltd.	150,571	0.0
191,556		Indian Oil Corp. Ltd.	206,090	0.1
5,876		Info Edge India Ltd.	158,307	0.0
336,881		Infosys Ltd.	2,791,052	0.6
9,612	(2)	InterGlobe Aviation Ltd.	136,067	0.0
351,665		ITC Ltd.	792,991	0.2
85,976		JSW Steel Ltd.	165,217	0.0
47,209		Larsen & Toubro Ltd.	503,340	0.1
30,252		LIC Housing Finance Ltd.	93,667	0.0
23,517		Lupin Ltd.	182,765	0.0
31,680		Mahindra & Mahindra Financial Services Ltd.	61,558	0.0
75,982		Mahindra & Mahindra Ltd.	283,718	0.1
46,472		Marico Ltd.	168,205	0.0
10,672		Maruti Suzuki India Ltd.	601,957	0.1
99,886		Motherson Sumi Systems Ltd.	79,821	0.0
2,338		Nestle India Ltd.	505,511	0.1
238,076		NTPC Ltd.	264,800	0.1
254,349		Oil & Natural Gas Corp., Ltd.	227,729	0.1
579		Page Industries Ltd.	129,509	0.0
63,293		Petronet LNG Ltd.	167,107	0.0
12,592		Pidilite Industries Ltd.	225,620	0.1
9,857		Piramal Enterprises, Ltd.	121,392	0.0
182,446		Power Grid Corp. of India Ltd.	383,254	0.1
72,911		REC Ltd.	85,349	0.0
283,517		Reliance Industries Ltd.	4,134,310	0.8
32,398	(2)	SBI Life Insurance Co. Ltd.	274,572	0.1
878		Shree Cement Ltd.	202,214	0.1
8,697		Shriram Transport Finance Co. Ltd.	76,023	0.0
5,955		Siemens, Ltd.	87,653	0.0
181,763	(1)	State Bank of India	472,152	0.1
82,912		Sun Pharmaceutical Industries Ltd.	382,958	0.1
88,975		Tata Consultancy Services Ltd.	2,140,476	0.4
159,520	(1)	Tata Motors Ltd.	148,111	0.0
117,894		Tata Power Co. Ltd.	51,022	0.0
35,915		Tata Steel Ltd.	127,271	0.0
46,979		Tech Mahindra Ltd.	349,944	0.1
31,174		Titan Co., Ltd.	383,961	0.1
10,037		Ultratech Cement Ltd.	429,482	0.1
29,861	(1)	United Spirits Ltd.	191,362	0.0
53,306		UPL Ltd.	229,541	0.1
189,422		Vedanta Ltd.	160,608	0.0
117,821		Wipro Ltd.	306,504	0.1
85,532		Zee Entertainment Enterprises Ltd.	139,195	0.0
			36,731,606	7.5

		Indonesia: 1.5%
747,300		Ace Hardware Indonesia Tbk PT	59,455	0.0
1,412,200		Adaro Energy Tbk PT	84,382	0.0
2,082,100		Astra International Tbk PT	495,019	0.1
979,900		Bank Central Asia Tbk PT	1,651,052	0.4
1,909,500		Bank Mandiri Persero TBK PT	542,894	0.1
731,300		Bank Negara Indonesia Persero Tbk PT	170,559	0.1
5,570,500		Bank Rakyat Indonesia	1,021,659	0.2
416,400		Bank Tabungan Negara Persero Tbk PT	21,294	0.0
2,440,100	(1)	Barito Pacific Tbk PT	106,932	0.0
301,200		Bukit Asam Tbk PT	39,811	0.0
840,300	(1)	Bumi Serpong Damai PT	34,204	0.0
732,100		Charoen Pokphand Indonesia Tbk PT	220,295	0.1
48,300		Gudang Garam Tbk PT	121,354	0.0
908,200		Hanjaya Mandala Sampoerna Tbk PT	78,724	0.0
277,600		Indah Kiat Pulp and Paper Corp. Tbk PT	67,784	0.0
184,300		Indocement Tunggal Prakarsa Tbk PT	140,361	0.0
238,400		Indofood CBP Sukses Makmur TBK PT	148,698	0.0
443,000		Indofood Sukses Makmur Tbk PT	171,380	0.1
210,831		Jasa Marga Persero Tbk PT	32,673	0.0
2,036,700		Kalbe Farma Tbk PT	149,338	0.0

Voya Emerging Markets Index Portfolio	PORTFOLIO OF INVESTMENTS
as of March 31, 2020 (Unaudited) (Continued)

Shares			Value	Percentage of Net Assets
COMMON STOCK: (continued)
		Indonesia: (continued)
139,300		Pabrik Kertas Tjiwi Kimia Tbk PT	$ 33,882	0.0
1,721,600		Pakuwon Jati Tbk PT	32,215	0.0
1,063,200		Perusahaan Gas Negara Tbk PT	50,092	0.0
296,200		Semen Indonesia Persero Tbk PT	137,593	0.0
4,869,400		Telekomunikasi Indonesia Persero Tbk PT	945,719	0.2
801,200		Unilever Indonesia Tbk PT	354,299	0.1
166,800		United Tractors Tbk PT	171,770	0.1
430,400	(1)	XL Axiata Tbk PT	52,459	0.0
			7,135,897	1.5

		Malaysia: 1.8%
154,600		AirAsia Group Bhd	28,207	0.0
165,200		AMMB Holdings Bhd	114,571	0.0
277,000		Axiata Group Bhd	210,154	0.0
10,200		Carlsberg Brewery Malaysia Bhd	58,606	0.0
503,800		CIMB Group Holdings Bhd	419,235	0.1
370,642		Dialog Group BHD	260,408	0.1
317,000		Digi.Com BHD	319,378	0.1
14,300		Fraser & Neave Holdings Bhd	102,888	0.0
172,700		Gamuda BHD	113,035	0.0
213,200		Genting Bhd	184,405	0.0
300,800		Genting Malaysia BHD	139,516	0.0
26,100		Genting Plantations Bhd	57,287	0.0
59,300		HAP Seng Consolidated Bhd	104,889	0.0
146,500		Hartalega Holdings Bhd	232,753	0.1
65,972		Hong Leong Bank BHD	204,082	0.0
19,592		Hong Leong Financial Group Bhd	61,528	0.0
222,500		IHH Healthcare Bhd	264,287	0.1
273,100		IJM Corp. Bhd	99,887	0.0
187,700		IOI Corp. Bhd	173,042	0.0
42,300		Kuala Lumpur Kepong Bhd	205,125	0.0
398,700		Malayan Banking BHD	687,877	0.1
99,200		Malaysia Airports Holdings Bhd	99,106	0.0
241,600		Maxis Bhd	299,850	0.1
129,400		MISC Bhd	222,004	0.1
7,300		Nestle Malaysia Bhd	230,889	0.1
238,300		Petronas Chemicals Group Bhd	277,941	0.1
29,200		Petronas Dagangan BHD	144,082	0.0
78,400		Petronas Gas BHD	278,326	0.1
58,080		PPB Group Bhd	220,216	0.1
139,900		Press Metal Aluminium Holdings Bhd	107,017	0.0
312,000		Public Bank BHD	1,147,779	0.2
59,200		QL Resources Bhd	101,407	0.0
169,576		RHB Bank Bhd	184,516	0.0
77,500	(1),(3)	RHB Bank Bhd	–	–
249,800		Sime Darby Bhd	98,350	0.0
204,400		Sime Darby Plantation Bhd	233,716	0.1
117,700		Telekom Malaysia BHD	102,493	0.0
308,700		Tenaga Nasional BHD	859,151	0.2
153,500		Top Glove Corp. Bhd	228,572	0.1
87,800		Westports Holdings Bhd	69,012	0.0
297,234		YTL Corp. Bhd	49,633	0.0
			8,995,220	1.8

		Mexico: 1.9%
302,600		Alfa SA de CV	80,872	0.0
49,700	(1)	Alsea SAB de CV	31,531	0.0
3,338,300		America Movil SAB de CV	1,984,194	0.4
42,900		Arca Continental SAB de CV	173,155	0.0
1,553,921		Cemex SA de CV	325,555	0.1
52,300		Coca-Cola Femsa SAB de CV	209,398	0.1
18,300		El Puerto de Liverpool SAB de CV	39,427	0.0
311,700		Fibra Uno Administracion SA de CV	244,656	0.1
194,600		Fomento Economico Mexicano SAB de CV	1,183,145	0.2
20,690		Gruma SAB de CV	159,144	0.0
34,555		Grupo Aeroportuario del Pacifico SA de CV	186,828	0.0
20,160		Grupo Aeroportuario del Sureste SA de CV	190,030	0.0
159,300		Grupo Bimbo SAB de CV	233,620	0.1
46,900		Grupo Carso SAB de CV	92,110	0.0
259,577		Grupo Financiero Banorte	711,245	0.2
250,900		Grupo Financiero Inbursa SA	179,800	0.0
356,700		Grupo Mexico SA de CV Series B	661,449	0.1
236,500		Grupo Televisa S.A.	275,256	0.1
13,495		Industrias Penoles, S.A. de C.V.	90,689	0.0
52,900		Infraestructura Energetica Nova SAB de CV	162,363	0.0
149,300		Kimberly-Clark de Mexico SA de CV	226,947	0.1
29,100		Megacable Holdings SAB de CV	79,281	0.0
103,750		Orbia Advance Corp. SAB de CV	114,410	0.0
22,225		Promotora y Operadora de Infraestructura SAB de CV	149,122	0.0
8,537		Southern Copper Corp.	240,402	0.1
522,800		Wal-Mart de Mexico SAB de CV	1,231,712	0.3
			9,256,341	1.9

		Pakistan: 0.0%
57,700		Habib Bank Ltd.	35,860	0.0
40,500		MCB Bank Ltd.	36,049	0.0
55,100		Oil & Gas Development Co. Ltd.	25,418	0.0
			97,327	0.0

Voya Emerging Markets Index Portfolio	PORTFOLIO OF INVESTMENTS
as of March 31, 2020 (Unaudited) (Continued)

Shares			Value	Percentage of Net Assets
COMMON STOCK: (continued)
		Peru: 0.2%
22,086		Cia de Minas Buenaventura SAA ADR	$ 161,007	0.0
6,839		Credicorp Ltd.	978,456	0.2
			1,139,463	0.2

		Philippines: 0.8%
196,050		Aboitiz Equity Ventures, Inc.	144,672	0.0
139,200		Aboitiz Power Corp.	71,374	0.0
3,548	(1),(3),(5)	Altus San Nicolas Corp.	–	–
27,355		Ayala Corp.	250,118	0.1
740,590		Ayala Land, Inc.	437,026	0.1
91,270		Bank of the Philippine Islands	111,035	0.0
201,019		BDO Unibank, Inc.	406,357	0.1
3,350		Globe Telecom, Inc.	126,957	0.0
9,400		GT Capital Holdings, Inc.	75,004	0.0
100,050		International Container Terminal Services, Inc.	146,305	0.0
279,540		JG Summit Holdings, Inc.	286,844	0.1
43,500		Jollibee Foods Corp.	90,547	0.0
22,390		Manila Electric Co.	98,427	0.0
1,159,400		Megaworld Corp.	56,814	0.0
1,440,100		Metro Pacific Investments Corp.	68,407	0.0
170,312		Metropolitan Bank & Trust Co.	133,552	0.0
8,630		PLDT, Inc.	190,890	0.1
207,595		Robinsons Land Corp.	60,396	0.0
22,280		Security Bank Corp.	46,767	0.0
23,862		SM Investments Corp.	381,724	0.1
1,011,600		SM Prime Holdings, Inc.	561,786	0.1
87,270		Universal Robina Corp.	178,511	0.1
			3,923,513	0.8

		Poland: 0.7%
62,003	(1)	Bank Millennium SA	47,832	0.0
16,697		Bank Polska Kasa Opieki SA	223,785	0.1
4,681		CCC SA	33,599	0.0
6,611		CD Projekt SA	455,309	0.1
25,999	(1)	Cyfrowy Polsat SA	148,959	0.0
4,930	(1),(2)	Dino Polska SA	191,773	0.1
9,552		Grupa Lotos SA	119,213	0.0
13,744	(1)	KGHM Polska Miedz SA	196,437	0.1
130		LPP SA	163,507	0.0
1,423	(1)	mBank SA	76,052	0.0
82,900	(1)	PGE Polska Grupa Energetyczna SA	75,991	0.0
29,621		Polski Koncern Naftowy Orlen	396,383	0.1
169,343		Polskie Gornictwo Naftowe I Gazownictwo SA	139,859	0.0
90,466		Powszechna Kasa Oszczednosci Bank Polski SA	491,048	0.1
59,156		Powszechny Zaklad Ubezpieczen SA	444,380	0.1
3,537		Santander Bank Polska SA	147,513	0.0
69,608	(1)	Orange Polska SA	99,354	0.0
			3,450,994	0.7

		Qatar: 0.9%
193,120		Barwa Real Estate Co.	158,855	0.0
202,567		Commercial Bank PQSC	215,495	0.1
181,383		Industries Qatar QSC	330,258	0.1
375,148		Masraf Al Rayan	376,193	0.1
446,646		Mesaieed Petrochemical Holding Co.	178,335	0.0
78,100		Ooredoo QPSC	124,965	0.0
58,774		Qatar Electricity & Water Co. QSC	219,300	0.1
47,632		Qatar Fuel QSC	212,573	0.0
57,384		Qatar International Islamic Bank QSC	114,151	0.0
120,289		Qatar Islamic Bank SAQ	471,247	0.1
448,334		Qatar National Bank QPSC	2,048,772	0.4
158,050		Qatar Insurance Co. SAQ	89,838	0.0
			4,539,982	0.9

		Romania: 0.0%
38,160		NEPI Rockcastle PLC	160,018	0.0

		Russia: 3.0%
258,530		Alrosa PJSC	208,113	0.0
1,054,213		Gazprom PJSC	2,376,582	0.5
3,553,000		Inter RAO UES PJSC	218,559	0.0
40,951		Lukoil PJSC	2,408,799	0.5
35,331		Magnit PJSC GDR	311,678	0.1
228,200		Magnitogorsk Iron & Steel Works PJSC	109,911	0.0
6,288		MMC Norilsk Nickel OJSC	1,524,074	0.3
50,126		Mobile TeleSystems PJSC ADR	380,957	0.1
140,975		Moscow Exchange MICEX-RTS PJ	173,098	0.0
9,068		Novatek PJSC GDR	1,028,249	0.2
136,090		Novolipetsk Steel PJSC	210,656	0.0
11,970		PhosAgro OJSC GDR	122,271	0.0
20,563		Polymetal International PLC	351,316	0.1
2,625		Polyus PJSC	354,767	0.1
117,616		Rosneft Oil Co. PJSC	460,366	0.1
1,067,132		Sberbank of Russia PJSC	2,477,623	0.5
21,120		Severstal PJSC	229,186	0.1
713,851		Surgutneftegas PJSC	300,670	0.1
151,700		Tatneft PJSC	1,048,394	0.2
329,837,930		VTB Bank PJSC	134,522	0.0
1,245		X5 Retail Group N.V. - FIVEL GDR	33,266	0.0
10,987		X5 Retail Group NV - FIVE GDR	290,855	0.1
			14,753,912	3.0

		Saudi Arabia: 2.5%
10,425		Advanced Petrochemical Co.	122,753	0.0
123,416		Al Rajhi Bank	1,767,179	0.4

Voya Emerging Markets Index Portfolio	PORTFOLIO OF INVESTMENTS
as of March 31, 2020 (Unaudited) (Continued)

Shares			Value	Percentage of Net Assets
COMMON STOCK: (continued)
		Saudi Arabia: (continued)
73,125		Alinma Bank	$ 400,359	0.1
25,729		Almarai Co. JSC	320,406	0.1
52,889		Arab National Bank	254,952	0.1
38,238		Bank AlBilad	205,976	0.0
34,117		Bank Al-Jazira	102,347	0.0
54,939		Banque Saudi Fransi	377,101	0.1
3,062		Bupa Arabia for Cooperative Insurance Co.	74,283	0.0
6,464	(1)	Co for Cooperative Insurance/The	103,409	0.0
53,849	(1)	Dar Al Arkan Real Estate Development Co.	117,530	0.0
41,723	(1)	Emaar Economic City	75,324	0.0
38,400	(1)	Etihad Etisalat Co.	220,668	0.0
6,064		Jarir Marketing Co.	204,884	0.0
121,200		National Commercial Bank	1,117,175	0.2
33,634	(1)	National Industrialization Co.	82,036	0.0
23,146	(1)	Rabigh Refining & Petrochemical Co.	65,724	0.0
120,313		Riyad Bank	478,064	0.1
37,214		Sahara International Petrochemical Co.	120,957	0.0
100,095		Samba Financial Group	533,248	0.1
4,028		Saudi Airlines Catering Co.	80,302	0.0
16,194		Saudi Arabian Fertilizer Co.	265,652	0.1
44,495	(1)	Saudi Arabian Mining Co.	363,179	0.1
114,300	(2)	Saudi Arabian Oil Co.	917,260	0.2
75,347		Saudi Basic Industries Corp.	1,394,470	0.3
68,451		Saudi British Bank/The	365,557	0.1
7,795		Saudi Cement Co.	101,002	0.0
84,851		Saudi Electricity Co.	358,976	0.1
23,074		Saudi Industrial Investment Group	96,649	0.0
72,896	(1)	Saudi Kayan Petrochemical Co.	139,247	0.0
39,767		Saudi Telecom Co.	921,673	0.2
26,275	(1)	Savola Group/The	249,259	0.1
22,680		Yanbu National Petrochemical Co.	249,689	0.1
			12,247,290	2.5

		Singapore: 0.0%
21,700	(2)	BOC Aviation Ltd.	137,094	0.0

		South Africa: 3.5%
73,609		Absa Group Ltd.	306,233	0.1
5,444		Anglo American Platinum Ltd.	227,410	0.1
41,319		AngloGold Ashanti Ltd.	700,026	0.1
38,436	(1)	Aspen Pharmacare Holdings Ltd.	201,043	0.0
34,254	(4)	Bid Corp. Ltd.	403,751	0.1
28,506	(4)	Bidvest Group Ltd.	232,399	0.1
4,775		Capitec Bank Holdings Ltd.	234,883	0.1
26,380		Clicks Group Ltd.	380,228	0.1
39,166		Discovery Ltd.	170,780	0.0
25,491		Exxaro Resources Ltd.	139,733	0.0
336,694	(4)	FirstRand Ltd.	755,586	0.2
110,211		Fortress REIT Ltd. - Class A	62,236	0.0
24,749		Foschini Group Ltd./The	92,421	0.0
83,182		Gold Fields Ltd.	405,966	0.1
301,885	(4)	Growthpoint Properties Ltd.	217,230	0.1
78,530		Impala Platinum Holdings Ltd.	327,204	0.1
29,264		Investec Ltd.	55,426	0.0
6,435		Kumba Iron Ore Ltd.	100,339	0.0
11,367	(4)	Liberty Holdings Ltd.	41,880	0.0
143,811		Life Healthcare Group Holdings Ltd.	148,430	0.0
92,504		MMI Holdings	80,632	0.0
25,715		Mr Price Group Ltd.	163,182	0.0
173,130	(4)	MTN Group Ltd.	464,223	0.1
43,751	(1)	MultiChoice Group	207,914	0.0
44,157		Naspers Ltd.	6,275,347	1.3
39,498		Nedbank Group Ltd.	182,545	0.0
34,385	(1)	Northam Platinum Ltd.	131,192	0.0
480,668	(4)	Old Mutual Ltd.	318,880	0.1
38,747		Pick n Pay Stores Ltd.	131,283	0.0
15,776		PSG Group Ltd.	113,617	0.0
72,701		Rand Merchant Investment Holdings Ltd.	90,284	0.0
557,910		Redefine Properties Ltd.	73,808	0.0
14,405		Reinet Investments SCA	229,357	0.1
52,568	(4)	Remgro Ltd.	359,404	0.1
1,625		Resilient REIT Ltd.	2,888	0.0
81,260		RMB Holdings Ltd.	222,193	0.0
191,010		Sanlam Ltd.	543,925	0.1
54,591	(1),(4)	Sasol Ltd.	113,083	0.0
46,920		Shoprite Holdings Ltd.	327,919	0.1
224,448	(1)	Sibanye Stillwater Ltd.	283,235	0.1
19,898		Spar Group Ltd.	202,201	0.0
129,738	(4)	Standard Bank Group Ltd.	742,506	0.2
28,601		Telkom SA Ltd.	32,555	0.0
15,778		Tiger Brands Ltd.	163,432	0.0
64,451		Vodacom Group Pty Ltd.	421,649	0.1
98,596	(4)	Woolworths Holdings Ltd./South Africa	151,967	0.0
			17,232,425	3.5

		South Korea: 10.7%
3,201		Amorepacific Corp.	438,976	0.1
2,809		AMOREPACIFIC Group	126,798	0.0
824		BGF retail Co. Ltd.	89,254	0.0
28,381		BNK Financial Group, Inc.	102,995	0.0
5,241	(1)	Celltrion Healthcare Co. Ltd.	382,314	0.1
9,379	(1)	Celltrion, Inc.	1,744,452	0.4
6,670		Cheil Worldwide, Inc.	86,435	0.0
802		CJ CheilJedang Corp.	141,658	0.0
1,439		CJ Corp.	75,774	0.0
1,185		CJ ENM Co. Ltd.	100,195	0.0
842	(1)	CJ Logistics Corp.	93,384	0.0
2,796		Daelim Industrial Co., Ltd.	167,651	0.0
18,721	(1)	Daewoo Engineering & Construction Co., Ltd.	44,576	0.0

Voya Emerging Markets Index Portfolio	PORTFOLIO OF INVESTMENTS
as of March 31, 2020 (Unaudited) (Continued)

Shares			Value	Percentage of Net Assets
COMMON STOCK: (continued)
		South Korea: (continued)
3,666	(1)	Daewoo Shipbuilding & Marine Engineering Co., Ltd.	$ 40,120	0.0
4,958		DB Insurance Co. Ltd.	140,487	0.0
4,629		Doosan Bobcat, Inc.	67,870	0.0
2,057		E-Mart, Inc.	178,446	0.1
4,896		Fila Holdings Corp.	115,722	0.0
5,956		GS Engineering & Construction Corp.	98,959	0.0
5,192		GS Holdings Corp.	156,522	0.0
2,753		GS Retail Co. Ltd.	69,803	0.0
30,601		Hana Financial Group, Inc.	575,716	0.1
7,352		Hankook Tire & Technology Co. Ltd.	116,100	0.0
649		Hanmi Pharm Co. Ltd.	138,241	0.0
18,565		Hanon Systems Corp.	134,817	0.0
4,067		Hanwha Corp.	50,415	0.0
26,381		Hanwha Life Insurance Co. Ltd.	29,761	0.0
10,578		Hanwha Solutions Corp.	115,042	0.0
4,272		HDC Hyundai Development Co-Engineering & Construction	54,314	0.0
1,857	(1)	Helixmith Co. Ltd.	103,520	0.0
3,313	(1)	HLB, Inc.	240,980	0.1
3,168		Hotel Shilla Co. Ltd.	181,293	0.1
1,379		Hyundai Department Store Co. Ltd.	66,310	0.0
7,724		Hyundai Engineering & Construction Co. Ltd.	172,256	0.0
1,765		Hyundai Glovis Co., Ltd.	130,614	0.0
968		Hyundai Heavy Industries Holdings Co., Ltd.	155,895	0.0
6,318		Hyundai Marine & Fire Insurance Co., Ltd.	116,823	0.0
6,630		Hyundai Mobis Co. Ltd.	917,114	0.2
14,806		Hyundai Motor Co.	1,066,647	0.2
8,147		Hyundai Steel Co.	119,112	0.0
28,215		Industrial Bank Of Korea	172,397	0.1
5,031		Kakao Corp.	636,337	0.1
11,693		Kangwon Land, Inc.	188,431	0.1
39,393		KB Financial Group, Inc.	1,107,890	0.2
496		KCC Corp.	52,208	0.0
26,396		Kia Motors Corp.	555,607	0.1
2,434	(1)	KMW Co. Ltd.	98,678	0.0
7,306		Korea Aerospace Industries Ltd.	124,037	0.0
26,256	(1)	Korea Electric Power Corp.	409,989	0.1
2,314		Korea Gas Corp.	40,521	0.0
4,222		Korea Investment Holdings Co., Ltd.	170,217	0.0
3,840	(1)	Korea Shipbuilding & Offshore Engineering Co. Ltd.	244,019	0.1
844		Korea Zinc Co., Ltd.	245,619	0.1
4,597	(1)	Korean Air Lines Co. Ltd.	69,570	0.0
11,816		KT&G Corp.	723,462	0.2
1,846		Kumho Petrochemical Co. Ltd.	97,453	0.0
4,528		LG Chem Ltd.	1,121,502	0.2
9,700		LG Corp.	469,868	0.1
22,848	(1)	LG Display Co., Ltd.	205,298	0.1
10,364		LG Electronics, Inc.	407,491	0.1
944		LG Household & Health Care Ltd.	864,692	0.2
1,483		LG Innotek Co. Ltd.	136,474	0.0
19,040		LG Uplus Corp.	167,272	0.0
1,697		Lotte Chemical Corp.	266,408	0.1
2,599		Lotte Corp.	50,909	0.0
1,059		Lotte Shopping Co. Ltd.	64,759	0.0
443		Medy-Tox, Inc.	70,460	0.0
22,623		Meritz Securities Co. Ltd.	52,209	0.0
41,495		Mirae Asset Daewoo Co., Ltd.	177,560	0.1
13,871		NAVER Corp.	1,928,546	0.4
1,642		NCSoft Corp.	876,343	0.2
2,530	(1),(2)	Netmarble Corp.	192,736	0.1
14,596		NH Investment & Securities Co., Ltd.	106,818	0.0
1,851	(1)	OCI Co. Ltd.	52,375	0.0
2,341		Orion Corp./Republic of Korea	221,177	0.1
129		Ottogi Corp.	50,275	0.0
26,179	(1)	Pan Ocean Co. Ltd.	63,000	0.0
663	(1)	Pearl Abyss Corp.	96,718	0.0
7,884		POSCO	1,037,438	0.2
2,454		POSCO Chemical Co., Ltd.	87,024	0.0
4,796		Posco International Corp.	44,413	0.0
1,786		S-1 Corp.	117,863	0.0
1,643	(1),(2)	Samsung Biologics Co. Ltd.	643,975	0.1
8,642		Samsung C&T Corp.	630,578	0.1
3,308		Samsung Card Co.	81,517	0.0
5,466		Samsung Electro-Mechanics Co. Ltd.	433,119	0.1
474,666		Samsung Electronics Co., Ltd.	18,455,735	3.8
15,602	(1)	Samsung Engineering Co. Ltd.	128,554	0.0
3,176		Samsung Fire & Marine Insurance Co. Ltd.	401,677	0.1
43,817	(1)	Samsung Heavy Industries Co., Ltd.	139,093	0.0
7,293		Samsung Life Insurance Co. Ltd.	255,239	0.1
5,449		Samsung SDI Co., Ltd.	1,060,868	0.2
3,451		Samsung SDS Co. Ltd.	421,828	0.1
6,343		Samsung Securities Co. Ltd.	151,964	0.0
45,649		Shinhan Financial Group Co., Ltd.	1,067,923	0.2
731		Shinsegae, Inc.	129,626	0.0
3,611		SK Holdings Co. Ltd.	493,931	0.1
53,993		SK Hynix, Inc.	3,650,146	0.8
5,466		SK Innovation Co. Ltd.	386,751	0.1
2,113		SK Telecom Co., Ltd.	307,327	0.1
4,458		S-Oil Corp.	207,100	0.1
5,194		Coway Co. Ltd.	245,696	0.1
51,956		Woori Financial Group, Inc.	323,247	0.1

Voya Emerging Markets Index Portfolio	PORTFOLIO OF INVESTMENTS
as of March 31, 2020 (Unaudited) (Continued)

Shares			Value	Percentage of Net Assets
COMMON STOCK: (continued)
		South Korea: (continued)
998		Yuhan Corp.	$ 186,738	0.1
			52,616,056	10.7

		Taiwan: 11.8%
48,000		Accton Technology Corp.	256,828	0.1
306,462		Acer, Inc.	157,956	0.0
35,694		Advantech Co. Ltd.	294,107	0.1
12,000		Airtac International Group	176,943	0.0
344,243		ASE Industrial Holding Co. Ltd.	666,805	0.1
216,356		Asia Cement Corp.	280,906	0.1
70,000		Asustek Computer, Inc.	473,964	0.1
857,000		AU Optronics Corp.	178,602	0.0
67,000		Catcher Technology Co., Ltd.	428,589	0.1
773,079		Cathay Financial Holding Co., Ltd.	899,743	0.2
122,241		Chailease Holding Co. Ltd.	368,182	0.1
567,785		Chang Hwa Commercial Bank Ltd.	358,456	0.1
202,650		Cheng Shin Rubber Industry Co. Ltd.	205,745	0.0
57,816		Chicony Electronics Co. Ltd.	144,351	0.0
233,000		China Airlines Ltd.	50,755	0.0
1,310,000		China Development Financial Holding Corp.	320,970	0.1
278,514	(1)	China Life Insurance Co., Ltd.	154,046	0.0
1,193,535		China Steel Corp.	747,640	0.2
375,000		Chunghwa Telecom Co., Ltd.	1,329,482	0.3
421,000		Compal Electronics, Inc.	240,305	0.1
1,834,170		CTBC Financial Holding Co. Ltd.	1,080,032	0.2
194,703		Delta Electronics, Inc.	770,599	0.2
1,053,327		E.Sun Financial Holding Co., Ltd.	840,824	0.2
19,386		Eclat Textile Co. Ltd.	153,467	0.0
224,013		Eva Airways Corp.	65,366	0.0
241,142	(1)	Evergreen Marine Corp. Taiwan Ltd.	73,393	0.0
341,685		Far Eastern New Century Corp.	254,089	0.1
164,000		Far EasTone Telecommunications Co., Ltd.	342,468	0.1
32,243		Feng TAY Enterprise Co., Ltd.	138,096	0.0
1,011,031		First Financial Holding Co., Ltd.	653,330	0.1
347,600		Formosa Chemicals & Fibre Co.	765,454	0.2
125,000		Formosa Petrochemical Corp.	333,732	0.1
440,600		Formosa Plastics Corp.	1,089,877	0.2
80,000		Formosa Taffeta Co. Ltd.	80,930	0.0
91,849		Foxconn Technology Co., Ltd.	149,580	0.0
656,000		Fubon Financial Holding Co., Ltd.	810,833	0.2
30,000		Giant Manufacturing Co., Ltd.	132,539	0.0
22,000		Globalwafers Co. Ltd.	245,748	0.1
81,300		Highwealth Construction Corp.	108,376	0.0
22,916		Hiwin Technologies Corp.	150,725	0.0
1,232,170		HON HAI Precision Industry Co., Ltd.	2,836,785	0.6
30,000		Hotai Motor Co. Ltd.	484,426	0.1
818,888		Hua Nan Financial Holdings Co. Ltd.	487,160	0.1
800,439		Innolux Corp.	137,960	0.0
253,000		Inventec Co., Ltd.	194,000	0.0
10,000		Largan Precision Co. Ltd.	1,262,693	0.3
215,538		Lite-On Technology Corp.	293,217	0.1
149,820		MediaTek, Inc.	1,608,052	0.3
1,081,826		Mega Financial Holdings Co., Ltd.	1,015,835	0.2
69,000		Micro-Star International Co., Ltd.	201,673	0.0
509,890		Nan Ya Plastics Corp.	917,379	0.2
128,000		Nanya Technology Corp.	225,278	0.1
15,000		Nien Made Enterprise Co. Ltd.	89,115	0.0
59,000		Novatek Microelectronics Corp., Ltd.	332,654	0.1
196,000		Pegatron Corp.	374,019	0.1
14,000		Phison Electronics Corp.	113,205	0.0
226,000		Pou Chen Corp.	191,020	0.0
74,000		Powertech Technology, Inc.	209,568	0.0
57,000		President Chain Store Corp.	532,881	0.1
273,000		Quanta Computer, Inc.	540,579	0.1
48,760		Realtek Semiconductor Corp.	350,043	0.1
52,819		Ruentex Development Co. Ltd.	66,506	0.0
33,048		Ruentex Industries Ltd.	75,716	0.0
335,349		Shanghai Commercial & Savings Bank Ltd./The	434,132	0.1
1,135,884		Shin Kong Financial Holding Co., Ltd.	284,888	0.1
1,108,454		SinoPac Financial Holdings Co., Ltd.	403,926	0.1
40,914		Standard Foods Corp.	82,551	0.0
140,800		Synnex Technology International Corp.	172,086	0.0
997,782		Taishin Financial Holdings Co., Ltd.	384,110	0.1
476,392		Taiwan Business Bank	151,616	0.0
485,774		Taiwan Cement Corp.	630,882	0.1
929,582		Taiwan Cooperative Financial Holding Co. Ltd.	561,372	0.1
211,000		Taiwan High Speed Rail Corp.	199,214	0.0
164,000		Taiwan Mobile Co., Ltd.	541,496	0.1

Voya Emerging Markets Index Portfolio	PORTFOLIO OF INVESTMENTS
as of March 31, 2020 (Unaudited) (Continued)

Shares			Value	Percentage of Net Assets
COMMON STOCK: (continued)
		Taiwan: (continued)
2,447,000		Taiwan Semiconductor Manufacturing Co., Ltd.	$ 22,028,668	4.5
184,000	(1)	Tatung Co., Ltd.	118,725	0.0
473,209		Uni-President Enterprises Corp.	1,024,222	0.2
1,132,000		United Microelectronics Corp.	507,545	0.1
89,000		Vanguard International Semiconductor Corp.	172,517	0.0
30,000		Walsin Technology Corp.	158,495	0.0
33,000		Win Semiconductors Corp.	283,214	0.1
299,000		Winbond Electronics Corp.	111,063	0.0
299,382		Wistron Corp.	242,030	0.1
7,000		Wiwynn Corp.	160,953	0.0
155,280		WPG Holdings Ltd.	181,766	0.0
25,537		Yageo Corp.	229,331	0.1
1,005,586		Yuanta Financial Holding Co., Ltd.	513,407	0.1
52,000		Zhen Ding Technology Holding Ltd.	158,916	0.0
			58,250,722	11.8

		Thailand: 2.1%
118,900		Advanced Info Service PCL	720,905	0.2
430,000		Airports of Thailand PCL	661,839	0.1
47,700		B Grimm Power PCL	57,495	0.0
22,500		B Grimm Power PCL	27,120	0.0
48,800		Bangkok Bank PCL - Foreign Reg	148,994	0.0
950,800		Bangkok Dusit Medical Services PCL	544,424	0.1
819,000		Bangkok Expressway & Metro PCL	192,741	0.1
440,100		Banpu PCL (Foreign)	70,004	0.0
124,900		Berli Jucker PCL	152,377	0.0
660,400		BTS Group Holdings PCL	182,171	0.0
44,000		Bumrungrad Hospital PCL	152,320	0.0
231,000		Central Pattana PCL	296,590	0.1
159,400	(1),(2)	Central Retail Corp. PCL	136,001	0.0
77,425	(1)	Central Retail Corp. PCL	66,059	0.0
390,500		Charoen Pokphand Foods PCL	287,601	0.1
579,700		CP ALL PCL (Foreign)	1,071,629	0.2
29,300		Electricity Generating PCL	205,266	0.1
174,700	(4)	Energy Absolute PCL	179,197	0.0
50,600		Global Power Synergy PCL	87,481	0.0
16,100		Global Power Synergy PCL	27,835	0.0
52,400		Gulf Energy Development PCL	238,659	0.1
609,651		Home Product Center PCL	204,102	0.1
171,800		Indorama Ventures PCL	111,203	0.0
212,100		Intouch Holdings PCL	321,189	0.1
13,900		Intouch Holdings PCL	21,049	0.0
1,144,400		IRPC PCL	73,627	0.0
174,800		Kasikornbank PCL - Foreign	477,588	0.1
377,300		Krung Thai Bank PCL	130,099	0.0
755,300		Land & House Pub Co. Ltd.	152,434	0.0
287,400		Minor International PCL (Foreign)	147,182	0.0
63,500		Muangthai Capital PCL	67,298	0.0
25,800		Osotspa PCL	28,014	0.0
20,400		Osotspa PCL	22,150	0.0
141,900		PTT Exploration & Production PCL	288,807	0.1
231,700		PTT Global Chemical PCL (Foreign)	213,292	0.1
1,125,200		PTT PCL (Foreign)	1,040,249	0.2
22,300		PTT PCL	20,616	0.0
65,700		Ratch Group PCL	113,799	0.0
79,400		Siam Cement PCL	779,057	0.2
2,100		Siam Cement PCL	20,605	0.0
88,800		Siam Commercial Bank PCL	186,775	0.1
46,800		Srisawad Corp. PCL	60,210	0.0
19,800		Srisawad Corp. PCL	25,473	0.0
116,100		Thai Oil PCL	107,352	0.0
334,500		Thai Union Group PCL	138,882	0.0
1,876,552		TMB Bank PCL	50,241	0.0
68,600		Total Access Communication PCL	84,817	0.0
1,173,790	(4)	True Corp. PCL	111,939	0.0
			10,504,757	2.1

		Turkey: 0.4%
280,955	(1)	Akbank Turk AS	235,915	0.1
20,024		Anadolu Efes Biracilik Ve Malt Sanayii AS	51,883	0.0
19,557	(1)	Arcelik A/S	39,837	0.0
32,896		Aselsan Elektronik Sanayi Ve Ticaret AS	116,599	0.0
42,562		BIM Birlesik Magazalar AS	322,759	0.1
137,103		Eregli Demir ve Celik Fabrikalari TAS	155,352	0.0
6,679		Ford Otomotiv Sanayi AS	49,597	0.0
90,022		Haci Omer Sabanci Holding AS	101,494	0.0
74,206		KOC Holding AS	150,048	0.0
16,984		TAV Havalimanlari Holding AS	42,327	0.0
12,282	(1)	Tupras Turkiye Petrol Rafine	139,775	0.0
54,052	(1)	Turk Hava Yollari	74,131	0.0
112,060		Turkcell Iletisim Hizmet AS	208,140	0.1
234,343	(1)	Turkiye Garanti Bankasi A/S	287,407	0.1
172,963	(1)	Turkiye Is Bankasi	123,423	0.0
			2,098,687	0.4

		United Arab Emirates: 0.5%
278,880		Abu Dhabi Commercial Bank PJSC	348,062	0.1
398,810		Aldar Properties PJSC	164,548	0.0
16,222		DP World Ltd.	243,842	0.1

Voya Emerging Markets Index Portfolio	PORTFOLIO OF INVESTMENTS
as of March 31, 2020 (Unaudited) (Continued)

Shares			Value	Percentage of Net Assets
COMMON STOCK: (continued)
		United Arab Emirates: (continued)
166,377		Dubai Islamic Bank PJSC	$ 162,492	0.0
244,807		Emaar Malls PJSC	70,633	0.0
350,028		Emaar Properties PJSC	207,886	0.1
172,941		Emirates Telecommunications Group Co. PJSC	653,436	0.1
269,104		First Abu Dhabi Bank PJSC	693,848	0.1
			2,544,747	0.5

		Total Common Stock
		(Cost $540,165,531)	462,361,041	93.6

PREFERRED STOCK: 2.2%
		Brazil: 1.4%
398,305		Banco Bradesco SA	1,600,548	0.3
18,100		Braskem SA	59,949	0.0
24,500		Centrais Eletricas Brasileiras SA	124,478	0.0
92,459		Cia Energetica de Minas Gerais	158,188	0.0
109,100		Gerdau SA	209,965	0.1
439,287		Investimentos Itau SA	735,512	0.2
477,925		Itau Unibanco Holding S.A.	2,135,721	0.4
74,698		Lojas Americanas SA	261,352	0.1
416,900		Petroleo Brasileiro SA	1,119,254	0.2
45,800		Telefonica Brasil SA	435,955	0.1
			6,840,922	1.4

		Chile: 0.1%
34,461		Embotelladora Andina SA	76,419	0.0
11,112		Sociedad Quimica y Minera de Chile SA	253,684	0.1
			330,103	0.1

		Colombia: 0.0%
374,664		Grupo Aval Acciones y Valores	83,935	0.0

		Russia: 0.1%
710,623		Surgutneftegas PJSC	339,569	0.1
43		Transneft PJSC	79,929	0.0
			419,498	0.1

		South Korea: 0.6%
825		Amorepacific Corp.	39,841	0.0
203		AMOREPACIFIC Group	5,706	0.0
2,436		Hyundai Motor Co.	102,166	0.0
3,958		Hyundai Motor Co.- Series 2	183,192	0.0
891		LG Chem Ltd.	107,148	0.0
212		LG Household & Health Care Ltd.	110,524	0.0
81,460		Samsung Electronics Co., Ltd.	2,654,589	0.6
			3,203,166	0.6

		Total Preferred Stock
		(Cost $16,681,277)	10,877,624	2.2

RIGHTS: –%
		China: –%
3,223	(1),(3)	Zhengqi Financial Investment Holding Co. Ltd.	–	–

		Total Rights
		(Cost $–)	–	–

		Total Long-Term Investments
		(Cost $556,846,808)	473,238,665	95.8

Principal Amount†			Value	Percentage of Net Assets
SHORT-TERM INVESTMENTS: 4.5%
		Repurchase Agreements: 1.0%
1,144,092	(6)	Cantor Fitzgerald Securities, Repurchase Agreement dated 03/31/20, 0.02%, due 04/01/20 (Repurchase Amount $1,144,093, collateralized by various U.S. Government/U.S. Government Agency Obligations, 0.000%-8.500%, Market Value plus accrued interest $1,166,974, due 05/01/20-02/20/70)	1,144,092	0.2
1,144,092	(6)	Citigroup, Inc., Repurchase Agreement dated 03/31/20, 0.02%, due 04/01/20 (Repurchase Amount $1,144,093, collateralized by various U.S. Government/U.S. Government Agency Obligations, 2.000%-11.000%, Market Value plus accrued interest $1,166,973, due 04/15/20-01/01/59)	1,144,092	0.3
1,144,092	(6)	MUFG Securities America Inc., Repurchase Agreement dated 03/31/20, 0.01%, due 04/01/20 (Repurchase Amount $1,144,092, collateralized by various U.S. Government Agency Obligations, 2.269%-6.000%, Market Value plus accrued interest $1,166,974, due 03/01/27-03/01/50)	1,144,092	0.2

Voya Emerging Markets Index Portfolio	PORTFOLIO OF INVESTMENTS
as of March 31, 2020 (Unaudited) (Continued)

Principal Amount†			Value	Percentage of Net Assets
SHORT-TERM INVESTMENTS: (continued)
		Repurchase Agreements (continued)
1,144,092	(6)	RBC Dominion Securities Inc., Repurchase Agreement dated 03/31/20, 0.01%, due 04/01/20 (Repurchase Amount $1,144,092, collateralized by various U.S. Government/U.S. Government Agency Obligations, 0.000%-7.125%, Market Value plus accrued interest $1,166,974, due 07/15/20-02/20/50)	$ 1,144,092	0.2
339,163	(6)	TD Securities (USA) LLC, Repurchase Agreement dated 03/31/20, 0.01%, due 04/01/20 (Repurchase Amount $339,163, collateralized by various U.S. Government Agency Obligations, 2.500%-5.000%, Market Value plus accrued interest $345,946, due 01/01/44-08/01/48)	339,163	0.1

	Total Repurchase Agreements
	(Cost $4,915,531)		4,915,531	1.0

Shares		Value	Percentage of Net Assets
	Mutual Funds: 3.5%
17,213,000	(7) Morgan Stanley Institutional Liquidity Funds - Government Portfolio (Institutional Share Class), 0.250%
	(Cost $17,213,000)	17,213,000	3.5

	Total Short-Term Investments
	(Cost $22,128,531)	22,128,531	4.5

	Total Investments in Securities (Cost $578,975,339)	$ 495,367,196	100.3
	Liabilities in Excess of Other Assets	(1,451,363)	(0.3)
	Net Assets	$ 493,915,833	100.0

†	Unless otherwise indicated, principal amount is shown in USD.
ADR	American Depositary Receipt
GDR	Global Depositary Receipt
(1)	Non-income producing security.
(2)	Securities with purchases pursuant to Rule 144A or section 4(a)(2), under the Securities Act of 1933 and may not be resold subject to that rule except to qualified institutional buyers.
(3)	For fair value measurement disclosure purposes, security is categorized as Level 3, whose value was determined using significant unobservable inputs.
(4)	Security, or a portion of the security, is on loan.
(5)	Restricted security as to resale, excluding Rule 144A securities. As of March 31, 2020, the Portfolio held restricted securities with a fair value of $– or 0.0% of net assets. Please refer to the table below for additional details.
(6)	All or a portion of the security represents securities purchased with cash collateral received for securities on loan.
(7)	Rate shown is the 7-day yield as of March 31, 2020.

Sector Diversification	Percentage of Net Assets
Financials	20.8%
Information Technology	16.0
Consumer Discretionary	14.8
Communication Services	12.6
Consumer Staples	6.4
Materials	6.3
Energy	5.6
Industrials	4.7
Health Care	3.4
Real Estate	2.8
Utilities	2.4
Financial	0.0
Short-Term Investments	4.5
Liabilities in Excess of Other Assets	(0.3)
Net Assets	100.0%

Voya Emerging Markets Index Portfolio	PORTFOLIO OF INVESTMENTS
as of March 31, 2020 (Unaudited) (Continued)

Fair Value Measurements

The following is a summary of the fair valuations according to the inputs used as of March 31, 2020 in valuing the assets and liabilities:

	Quoted Prices in Active Markets for Identical Investments (Level 1)	Significant Other Observable Inputs# (Level 2)	Significant Unobservable Inputs (Level 3)	Fair Value at March 31, 2020
Asset Table
Investments, at fair value
Common Stock
Argentina	$596,905	$–	$–	$596,905
Brazil	16,436,514	–	–	16,436,514
Chile	2,655,559	–	–	2,655,559
China	54,378,557	138,104,639	13,816	192,497,012
Colombia	1,090,267	–	–	1,090,267
Czech Republic	–	523,120	–	523,120
Egypt	–	616,157	–	616,157
Greece	–	988,105	–	988,105
Hungary	–	1,141,351	–	1,141,351
India	70,640	36,660,966	–	36,731,606
Indonesia	–	7,135,897	–	7,135,897
Malaysia	101,407	8,893,813	–	8,995,220
Mexico	9,256,341	–	–	9,256,341
Pakistan	35,860	61,467	–	97,327
Peru	1,139,463	–	–	1,139,463
Philippines	–	3,923,513	–	3,923,513
Poland	–	3,450,994	–	3,450,994
Qatar	–	4,539,982	–	4,539,982
Romania	160,018	–	–	160,018
Russia	380,957	14,372,955	–	14,753,912
Saudi Arabia	1,034,790	11,212,500	–	12,247,290
Singapore	–	137,094	–	137,094
South Africa	2,057,360	15,175,065	–	17,232,425
South Korea	–	52,616,056	–	52,616,056
Taiwan	–	58,250,722	–	58,250,722
Thailand	202,060	10,302,697	–	10,504,757
Turkey	396,890	1,701,797	–	2,098,687
United Arab Emirates	–	2,544,747	–	2,544,747
Total Common Stock	89,993,588	372,353,637	13,816	462,361,041
Preferred Stock	7,254,960	3,622,664	–	10,877,624
Rights	–	–	–	–
Short-Term Investments	17,213,000	4,915,531	–	22,128,531
Total Investments, at fair value	$114,461,548	$380,891,832	$13,816	$495,367,196
Other Financial Instruments+
Forward Foreign Currency Contracts	–	24	–	24
Futures	447,027	–	–	447,027
Total Assets	$114,908,575	$380,891,856	$13,816	$495,814,247
Liabilities Table
Other Financial Instruments+
Forward Foreign Currency Contracts	$–	$(6,657)	$–	$(6,657)
Total Liabilities	$–	$(6,657)	$–	$(6,657)

+	Other Financial Instruments may include open forward foreign currency contracts, futures, centrally cleared swaps, OTC swaps and written options. Forward foreign currency contracts, futures and centrally cleared swaps are fair valued at the unrealized appreciation (depreciation) on the instrument. OTC swaps and written options are valued at the fair value of the instrument.
#	The earlier close of the foreign markets gives rise to the possibility that significant events, including broad market moves, may have occurred in the interim and may materially affect the value of those securities. To account for this, the Portfolio may frequently value many of its foreign equity securities using fair value prices based on third party vendor modeling tools to the extent available. Accordingly, a portion of the Portfolio's investments are categorized as Level 2 investments.

At March 31, 2020, Voya Emerging Markets Index Portfolio held the following restricted securities:

Security	Acquisition Date	Acquisition Cost	Fair Value
Altus San Nicolas Corp.	8/13/2019	$351	$–
Hanergy Mobile Energy Holding Group Co Ltd.	6/11/2019	951,967	–
		$952,318	$–

Voya Emerging Markets Index Portfolio	PORTFOLIO OF INVESTMENTS
as of March 31, 2020 (Unaudited) (Continued)

At March 31, 2020, the following forward foreign currency contracts were outstanding for Voya Emerging Markets Index Portfolio:

Currency Purchased	Currency Sold	Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)
ZAR 6,300,000	USD 358,897	The Bank of New York Mellon	04/01/20	$(6,657)
USD 6,264	INR 472,090	The Bank of New York Mellon	04/03/20	24
				$(6,633)

At March 31, 2020, the following futures contracts were outstanding for Voya Emerging Markets Index Portfolio:

Description	Number of Contracts	Expiration Date	Notional Value	Unrealized Appreciation/ (Depreciation)
Long Contracts:
Mini MSCI Emerging Markets Index	501	06/19/20	$21,114,645	$447,027
			$21,114,645	$447,027

Currency Abbreviations
INR	-	Indian Rupee
USD	-	United States Dollar
ZAR	-	South African Rand

At March 31, 2020, the aggregate cost of securities and other investments and the composition of unrealized appreciation and depreciation of securities and other investments at period end were:

Cost for federal income tax purposes was $608,051,024.
Net unrealized depreciation consisted of:
Gross Unrealized Appreciation	$35,839,721
Gross Unrealized Depreciation	(147,384,483)
Net Unrealized Depreciation	$(111,544,762)